First Eagle SoGen Funds

Annual Report
October 31, 2000

First Eagle SoGen
Global Fund

First Eagle SoGen
Overseas Fund

First Eagle SoGen
Gold Fund

First Eagle SoGen
Money Fund

Annual Report

[Sogen Logo]

                         First Eagle SoGen Funds, Inc.
                             THE PRESIDENTS' LETTER

Dear Shareholder:

The end of your Funds' fiscal year was changed from March 31 to October 31, which is customary for most mutual funds due to tax efficiencies, thus this annual report will reach you only six weeks after you received the semi-annual report.

There is one matter of importance we would like to report on. Your First Eagle SoGen Global Fund and First Eagle SoGen Overseas Fund have held the Bank for International Settlements (BIS) stock for many years. We looked at it in three ways, as: 1) the inexpensive stock of a very safe bank; 2) a quasi money market fund at a big discount; 3) a partial and quite undervalued gold-related investment (the Bank has tons of gold in its vaults). BIS has announced plans to force private (non-central bank) holders out at CHF (Swiss francs) 16,000 per share on January 8, 2001. The Bank itself computes the net asset value at approximately CHF 32,750. Accordingly, we are exploring what remedies are available to us under the applicable law.

First Eagle SoGen Global Fund

As of October 31, 2000 your Fund's net assets, on an economic basis were invested as follows:

--------------------------------------------------------------------
U.S. stocks(1)..........................................   33.60%
Foreign stocks(1).......................................   45.85
U.S. dollar bonds.......................................   15.79
Foreign currency bonds..................................    0.39
U.S. dollar cash and equivalents(2).....................    4.37
                                                          ------
                                                          100.00%
--------------------------------------------------------------------

(1) Includes convertible bonds with moderate premia.
(2) Includes floating rate securities.

The ten largest equity holdings were: Buderus AG (German manufacturer of heating systems); Bank for International Settlements, U.S. and French Tranches (the central banks' central bank, with some gold assets); Rayonier Inc. (U.S. forest products company); San Juan Basin Royalty Trust (U.S. trust that receives royalties on gas fields);

Kuehne & Nagel International AG (Swiss freight forwarding company); Manpower Inc. (leading global temporary employment firm); Antofagasta Holdings plc (U.K. listed company with assets in Chile); Canadian Pacific Limited (railroad company with major interests in oil and gas); Woodward Governor Co. (U.S. fuel delivery systems manufacturer) and Eurafrance (French holding company).

First Eagle SoGen Overseas Fund

As of October 31, 2000 your Fund's net assets, on an economic basis were invested as follows:

--------------------------------------------------------------------
Foreign stocks(1).......................................   92.20%
U.S. dollar bonds.......................................    2.73
Foreign currency bonds..................................    0.40
U.S. dollar cash and equivalents........................    4.67
                                                          ------
                                                          100.00%
--------------------------------------------------------------------

(1) Includes convertible bonds with moderate premia.

The ten largest equity holdings were: Bank for International Settlements, U.S. and French Tranches (the central banks' central bank, with some gold assets); Buderus AG (German manufacturer of heating systems); Antofagasta Holdings plc (U.K. listed company with assets in Chile); Kuehne & Nagel International AG (Swiss freight forwarding company); Carter Holt Harvey Limited (New Zealand forest products company); IMI plc (British industrial conglomerate); Shimano, Inc. (Japanese manufacturer of bicycle parts); Nisshinbo Industries Inc. (Japanese company with textile and other assets); and Legrand ADP (French low-voltage electrical fittings manufacturer).

First Eagle SoGen Gold Fund

The U.S. dollar has been strong for quite a few years now. The dollar may be overvalued today, at least vis-a-vis the euro. If the dollar were to weaken now, gold would probably benefit.

As of October 31, 2000 your Fund's net assets were invested as follows:

--------------------------------------------------------------------
Freeport McMoRan Copper and Gold (Preferred Series `B',
 `C' and `D')...........................................   12.78%
Bank for International Settlements (French Tranche).....    6.71
Franco-Nevada (Royalty).................................    4.72
U.S. securities.........................................   21.85
Canadian securities.....................................   23.95
Australian securities...................................    2.11
South African securities................................   21.67
Miscellaneous securities................................    6.18
U.S. dollar cash and equivalents........................    0.03
                                                          ------
                                                          100.00%
--------------------------------------------------------------------

First Eagle SoGen Money Fund

If the U.S. economy continues to slow down and if inflation remains moderate, then short-term interest rates may be expected to decline.

Sincerely,


[SIGNATURE]                   [SIGNATURE]

Jean-Marie Eveillard          John Arnhold
Co-President                  Co-President

December 11, 2000

              First Eagle SoGen Funds, Inc.
                   INVESTMENT RESULTS
COMPARISONS OF CHANGE IN VALUE OF A $10,000 INVESTMENT
 IN FIRST EAGLE SOGEN FUNDS, INC. AND VARIOUS INDICES

       First Eagle SoGen Global Fund, Class A
AVERAGE ANNUAL RATES OF RETURN AS OF OCTOBER 31, 2000
                         [CHART]

         1 YEAR          5 YEAR          10 YEAR
         ------          ------          -------
          5.00%           8.57%           11.11%

                                   JP Morgan
            Consumer     MSCI       Global     First Eagle
             Price      World     Government     SoGen
             Index      Index     Bond Index   Global Fund
             -----      -----     ----------   -----------
10/31/90    $10,000    $10,000      $10,000      $10,000
 4/30/91     10,127     11,102       10,327       10,744
10/31/91     10,285     11,575       11,126       11,403
 4/30/92     10,449     11,048       11,601       12,067
10/31/92     10,622     10,970       12,526       12,552
 4/30/93     10,779     12,776       13,268       13,964
10/31/93     10,914     13,932       13,903       15,457
 4/30/94     11,026     14,290       13,845       16,386
10/31/94     11,199     14,998       14,268       16,991
 4/30/95     11,378     15,682       15,778       17,252
10/31/95     11,513     16,420       16,459       18,370
 4/30/96     11,700     18,615       16,492       20,481
10/31/96     11,858     19,096       17,464       20,938
 4/30/97     11,993     20,540       16,807       22,127
10/31/97     12,105     22,299       18,073       23,534
 4/30/98     12,172     26,504       18,290       25,389
10/31/98     12,277     25,701       20,418       22,512
 4/30/99     12,449     30,732       19,761       24,842
10/31/99     12,592     32,105       19,815       26,390
 4/30/90     12,831     34,509       19,000       27,733
10/31/00     13,026     32,456       18,894       28,796

      First Eagle SoGen Overseas Fund, Class A
AVERAGE ANNUAL RATES OF RETURN AS OF OCTOBER 31, 2000
                         [CHART]

                                      SINCE INCEPTION
         1 YEAR          5 YEAR          (8/31/93)
         ------          ------          ---------
          4.81%          10.17%           10.74%

            First Eagle
              SoGen        MSCI       Consumer
            Overseas       EAFE        Price
              Fund        Index        Index
              ----        -----        -----
 8/31/93    $10,000      $10,000      $10,000
10/31/93     10,055       10,076       10,055
 4/30/94     11,289       10,637       10,159
10/31/94     11,685       11,093       10,317
 4/30/95     11,590       11,231       10,483
10/31/95     12,338       11,052       10,607
 4/30/96     13,938       12,512       10,780
10/31/96     14,129       12,209       10,925
 4/30/97     15,172       12,401       11,049
10/31/97     15,313       12,775       11,153
 4/30/98     16,849       14,745       11,215
10/31/98     14,733       14,007       11,311
 4/30/99     17,206       16,147       11,470
10/31/99     19,095       17,233       11,601
 4/30/00     20,083       18,390       11,822
10/31/00     20,790       16,734       12,001

                      4

           First Eagle SoGen Gold Fund
AVERAGE ANNUAL RATES OF RETURN AS OF OCTOBER 31, 2000


                        [CHART]

                                      SINCE INCEPTION
       1 YEAR          5 YEAR            (8/31/93)
       ------          ------            ---------
      (31.29%)        (14.50%)            (8.71%)

            Consumer     MSCI      FT Gold   First Eagle
             Price      World       Mines      SoGen
             Index      Index       Index     Gold Fund
             -----      -----       -----     ---------
 8/31/93     10,000     10,000     10,000     10,000
10/31/93     10,055     10,081     10,494     10,430
 4/30/94     10,159     10,340     10,086     11,050
10/31/94     10,317     10,852     11,467     12,171
 4/30/95     10,483     11,347     10,262     11,475
10/31/95     10,607     11,882      9,164     11,393
 4/30/96     10,780     13,470     12,375     12,920
10/31/96     10,925     13,818      9,987     12,184
 4/30/97     11,049     14,862      7,811     10,724
10/31/97     11,153     16,136      6,604      9,326
 4/30/98     11,215     19,178      6,906      9,120
10/31/98     11,311     18,597      5,920      7,586
 4/30/99     11,470     22,237      5,414      7,149
10/31/99     11,601     23,231      5,211      7,576
 4/30/00     11,822     24,970      4,023      6,030
10/31/00     12,001     23,484      3,150      5,409

Performance is historical and is not indicative of future results. The Funds' results assume reinvestment of income dividends and capital gains distributions and give effect to the deduction of the maximum sales load of 3.75%. Effective April 1, 2000 the maximum sales load is 5.00%. The MSCI EAFE Index and the MSCI World Index returns assume reinvestment of dividends and the JP Morgan Global Government Bond Index assumes that a coupon payment received in one currency is immediately reinvested back into the bonds in that country's index. The FT Gold Mines Index is only available without dividends reinvested. Unlike Fund returns, the indices do not reflect any fees or expenses.

                         First Eagle SoGen Funds, Inc.
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Because the end of your Funds' fiscal year was changed from March 31 to October 31, this discussion will cover the seven-month period from April 1, 2000 to October 31, 2000. That period has witnessed a sharp swing from growth to value. Around the world the infatuation with 'new economy' stocks (defined as technology, media, and telecommunications) began to wane in mid-March. Unfortunately, that swing occurred mostly at the expense of the 'new economy' stocks rather than to the benefit of the 'old economy' stocks, many of which are perceived as vulnerable to a possible global economic slowdown. Your Funds did benefit, however, from a fair amount of corporate activity, as a few of the companies owned in the portfolios were the object of takeover bids, mergers or buyout offers.

First Eagle SoGen Global Fund

The net asset value of the Fund's Class `A' shares rose 1.68%* between April 1, 2000 and October 31, 2000, better than the MSCI World Index which was down 9.94% over that period. Several securities were strong performers as corporate activity caused the value of these holdings to rise significantly. In the United States, it was announced that Burns International Services Corp., Catskill Financial Corp., Security Capital U.S. Realty, Justin Industries Inc., Homestake Oil & Gas Co. and Georgia Pacific Timber Group would be either merged or taken over. Similar developments happened overseas with City e-Solutions Limited (formerly CDL Hotels International Limited) (Hong Kong), IRO AB (Sweden) and Bank for International Settlements (international organization based in Basle, Switzerland). Our U.S. real estate and energy related securities performed well along with some individual securities such as Woodward Governor Co. (U.S.), Kuehne & Nagel International AG (Switzerland) and Antofagasta plc (U.K. company with Chilean assets). Conversely, around the world our gold, forest products and media related securities were down over the period. A weak euro mitigated the performance of the Fund's European holdings since the Fund was only modestly hedged against a rising U.S. dollar.

First Eagle SoGen Overseas Fund

The net asset value of the Fund's Class `A' shares declined 0.69%* for the period from April 1, 2000 to October 31, 2000, while the MSCI EAFE Index fell 13.79% over that period. The Fund did benefit from corporate activity (City e-Solutions Limited (formerly CDL Hotels International Limited), IRO AB, and Bank for International Settlements). Some individual securities performed well, including Kuehne & Nagel International AG (Switzerland), Antofagasta plc (U.K. company with Chilean assets), Aida Engineering Ltd. (Japan), Hornbach Holding AG (Germany) and Spotless Group Ltd. (Australia). Conversely, most of the Fund's media related securities were weak after a strong run-up in the preceding six month period. A weak euro mitigated the performance of the Fund's European holdings since the Fund was only modestly hedged against a rising U.S. dollar.

First Eagle SoGen Gold Fund

Between April 1, 2000 and October 31, 2000, the price of gold fell 4.62%, ending the period at $265.15 an ounce. Regular U.K. and Swiss auctions, the strong dollar and a lackluster recovery in Asian jewelry demand combined to erode gold prices, even though gold prices did manage to spike up to $292 an ounce in early June. The net asset value of the Fund's Class `A' shares ended the seven-month period down 14.12%*, while the F.T. Gold Index was down 24.23% over the same period. The Fund was hurt by lower gold prices but did benefit from corporate activity involving two of its holdings, CSA Management Ltd. (Canada) and the Bank for International Settlements (international organization headquartered in Basle, Switzerland). We continue to avoid speculative mining stocks while favoring companies that do not hedge.

---------
* These figures assume the immediate reinvestment of all dividends and distributions and do not give effect to the deduction of the Fund's sales loads. (See the 'Investment Results' section of this report for further information.)

                         FIRST EAGLE SOGEN GLOBAL FUND
                            SCHEDULE OF INVESTMENTS
                                October 31, 2000

------------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Common and Preferred Stocks -- U.S. (33.60%)
                Agriculture (0.21%)
       75,000   Deere & Company                $    1,085,028   $    2,760,937
        2,485   J.G. Boswell Company                  573,840          596,400
                                               --------------   --------------
                                                    1,658,868        3,357,337
                                               --------------   --------------
                Automotive (0.57%)
      325,000   Bandag Incorporated,
                Class `A'                          14,791,280        9,262,500
                                               --------------   --------------
                Building Materials (0.27%)
      235,000   LSI Industries Inc.                 4,232,194        4,406,250
                                               --------------   --------------
                Capital Goods (3.34%)
      465,000   Woodward Governor Company           9,441,377       20,823,281
      275,000   The Manitowoc Company, Inc.         6,827,729        7,476,562
      105,500   Franklin Electric Company,
                Inc.                                7,329,500        7,187,187
      215,000   IDEX Corporation                    5,431,672        6,933,750
      450,000   Kaiser Ventures Inc. (a)(c)         5,365,370        5,118,750
    4,805,000   Conbraco Industries, Inc.           1,568,050        2,426,525
       55,000   Tennant Company                     1,366,594        2,392,500
    1,050,000   Ethyl Corporation                   3,066,946        2,100,000
                                               --------------   --------------
                                                   40,397,238       54,458,555
                                               --------------   --------------
                Consumer Products (4.69%)
      875,000   Furniture Brands
                International, Inc. (a)            13,786,872       14,765,625
      179,000   Allen Organ Company,
                Class `B' (c)                       5,545,389       10,382,000
      265,000   Philip Morris Companies, Inc.       5,848,621        9,705,625
      205,000   Costco Wholesale Corp.              6,682,687        7,508,125
      575,000   Dole Food Company, Inc.            12,750,440        6,935,937
      345,000   Energizer Holdings Inc. (a)         7,483,080        6,813,750
      185,000   St. John Knits International
                Inc. (a)                            3,180,703        5,180,000
      155,000   Papa John's International
                Inc. (a)                            3,496,312        3,894,375
       80,000   Black & Decker Corp.                2,839,257        3,010,000
      525,000   Sola International Inc. (a)         5,933,102        2,264,062
       45,000   Adolph Coors Company,
                Class `B'                             870,626        2,865,937
      102,262   Jostens, Inc.                       1,898,329        1,559,495
      225,000   A.T. Cross Company,
                Class `A' (a)                       2,656,315        1,082,812
      125,000   Baldwin Piano & Organ
                Company (a)                           917,000          414,062
                                               --------------   --------------
                                                   73,888,733       76,381,805
                                               --------------   --------------
                Electronics (0.67%)
    1,105,000   UCAR International, Inc. (a)       18,226,662        9,116,250
       50,000   BEI Technologies Inc.                 235,573        1,781,250
                                               --------------   --------------
                                                   18,462,235       10,897,500
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2000

------------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------

                Common and Preferred Stocks -- U.S.--(continued)

                Energy (3.63%)
    3,000,000   San Juan Basin Royalty
                Trust (c)                      $   19,292,179   $   30,750,000
      165,000   Murphy Oil Corporation              6,630,808        9,559,687
    1,225,000   Kaneb Services, Inc. (a)            4,181,724        5,512,500
      125,000   Burlington Resources Inc.           4,139,174        4,500,000
      250,241   The Home-Stake Oil & Gas
                Company (c)                           825,100        2,627,530
       35,000   Tosco Financing Trust $2 7/8
                Conv. Pfd. (b)                      1,905,312        1,755,355
        5,000   Tosco Financing Trust $2 7/8
                Conv. Pfd.                            243,750          250,765
       40,000   Weatherford International,
                Inc. (a)                              449,392        1,460,000
       85,000   Consol Energy Inc.                  1,226,546        1,439,687
       70,000   Grant Prideco Inc. (a)                450,799        1,299,375
                                               --------------   --------------
                                                   39,344,784       59,154,899
                                               --------------   --------------

                Financial Companies (1.05%)
      395,000   IPC Holdings, Ltd.                  4,898,345        8,054,297
           65   Berkshire Hathaway Inc.,
                Class `A'                           3,169,800        4,140,500
       50,000   MBIA, Inc.                          2,348,695        3,634,375
      114,750   East Texas Financial
                Services, Inc. (c)                    862,688        1,011,234
       31,000   Redwood Financial,
                Inc. (a)(e)                           271,250          203,360
                                               --------------   --------------
                                                   11,550,778       17,043,766
                                               --------------   --------------

                Forest Products (5.22%)
    1,415,000   Rayonier Inc. (c)                  52,126,126       49,790,312
      615,000   Greif Bros. Corporation
                Class `A' (c)                      11,017,026       19,680,000
      245,000   Georgia-Pacific Corporation,
                Timber Group                        5,210,141        6,936,563
      235,000   Deltic Timber Corporation           4,403,932        4,567,813
      300,000   Longview Fibre Company              3,447,945        4,087,500
                                               --------------   --------------
                                                   76,205,170       85,062,188
                                               --------------   --------------

                Health Care (0.37%)
      175,000   Dentsply International Inc.         4,064,344        6,070,313
                                               --------------   --------------

                Media (0.27%)
       70,000   Knight Ridder Inc.                  3,383,320        3,517,500
       34,924   Mills Music Trust (c)               1,055,337          855,638
                                               --------------   --------------
                                                    4,438,657        4,373,138
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2000

------------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------
                Common and Preferred Stocks -- U.S.--(continued)

                Real Estate (3.62%)
      700,000   Security Capital Group, Inc.
                Class `B' (a)                  $   10,552,790   $   13,343,750
      510,000   Security Capital European
                Realty (a)(e)                      10,199,990       10,026,600
      200,000   Security Capital U.S. Realty        3,681,302        4,180,000
       35,000   Security Capital U.S. Realty
                ADR                                   509,225          735,000
      555,000   Crescent Real Estate Equities
                Company                             8,534,898       11,169,375
      365,000   Catellus Development
                Corporation (a)                     2,030,793        6,638,438
      300,000   Alico, Inc.                         5,610,075        4,762,500
      235,000   Price Enterprises, Inc.             2,707,118        3,378,125
      219,000   Price Enterprises, Inc.
                8 3/4% Pfd., Series `A'             1,434,582        1,053,938
      100,000   Archstone Communities Trust         1,469,243        2,356,250
       50,000   Prologis Trust 7% Conv. Pfd.,
                Series `B'                          1,193,710        1,343,750
                                               --------------   --------------
                                                   47,923,726       58,987,726
                                               --------------   --------------
                Retail (1.93%)
      265,000   The May Deptartment Stores
                Company                             6,781,107        6,956,250
      345,000   Barnes & Noble Inc. (a)             6,596,974        6,511,875
      435,000   Guitar Center, Inc.                 4,417,380        5,763,750
    1,250,000   Hancock Fabrics, Inc. (c)           9,378,704        5,468,750
      145,000   Weyco Group Inc.                    1,502,428        3,770,000
      135,000   Sherwin-Williams Co.                2,846,113        2,927,813
                                               --------------   --------------
                                                   31,522,706       31,398,438
                                               --------------   --------------
                Services (2.36%)
      715,000   Manpower Inc.                      20,316,082       24,890,938
      725,000   UniFirst Corporation (c)           10,238,952        6,932,813
      150,000   Chemed Corporation                  4,141,078        4,931,250
       77,392   KinderCare Learning Centers,
                Inc. (a)                              992,527        1,663,928
                                               --------------   --------------
                                                   35,688,639       38,418,929
                                               --------------   --------------
                Technology (1.16%)
      275,000   NCR Corporation (a)                 7,667,504       11,859,375
      165,000   Scott Technologies Inc. (a)         2,316,547        3,795,000
      165,000   Apple Computer (a)                  3,188,753        3,227,812
                                               --------------   --------------
                                                   13,172,804       18,882,187
                                               --------------   --------------
                Transportation (0.98%)
      500,000   Burlington Northern Santa Fe
                Corp.                              12,007,716       13,281,250
      155,000   Heartland Express, Inc. (a)           719,568        2,693,125
                                               --------------   --------------
                                                   12,727,284       15,974,375
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2000

------------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------

                Common and Preferred Stocks -- U.S.--(continued)

                Utilities (0.90%)
      250,000   CalEnergy Capital Trust
                6 1/2% Conv. Pfd.              $   11,261,875   $    9,422,000
      105,000   IdaCorp Inc.                        2,735,858        5,177,813
                                               --------------   --------------
                                                   13,997,733       14,599,813
                                               --------------   --------------
                Gold Related (2.36%)
      700,000   Freeport McMoRan Copper &
                Gold Inc., Preferred
                Series `B' (d)                     23,008,334       12,425,000
      870,000   Freeport McMoRan Copper &
                Gold Inc., Preferred
                Series `D' (d)                     13,583,616        6,796,875
      305,000   Freeport McMoRan Copper &
                Gold Inc., Preferred
                Series `C' (d)                      9,173,578        4,193,750
        7,432   Case, Pomeroy & Co., Inc.
                Class `A'                           7,366,948        7,153,300
    3,000,000   Battle Mountain Gold Company
                Class `A' (a)                       5,466,400        4,125,000
      900,000   Homestake Mining Company            9,052,879        3,712,500
                                               --------------   --------------
                                                   67,651,755       38,406,425
                                               --------------   --------------

                Common and Preferred Stocks -- Non-U.S. (45.85%)
                Argentina (0.24%)
    1,750,000   Siderca S.A.I.C. (2)                1,279,456        3,850,809
                                               --------------   --------------
                Australia and New Zealand (2.26%)
    3,150,000   Wilson & Horton Limited 5%
                exchangeable preference
                shares (c)(14)                     16,143,687       14,928,401
    2,050,000   Spotless Group Limited (15)         3,599,189        7,131,414
   10,000,000   Carter Holt Harvey
                Limited (3)                        11,927,329        6,650,775
    7,750,000   Tasman Agriculture
                Limited (c)(4)                      4,370,852        3,888,911
    8,736,523   Capital Properties New
                Zealand Limited 8 1/2%
                exchangeable preference
                shares (18)                         5,384,640        3,307,442
    5,000,000   Evergreen Forests
                Limited (a)(3)                      1,905,176          995,625
                                               --------------   --------------
                                                   43,330,873       36,902,568
                                               --------------   --------------
                Austria (0.37%)
      165,000   Flughafen Wien AG (8)               6,210,207        6,021,899
                                               --------------   --------------
                Belgium (0.25%)
      300,000   Deceuninck Plastics
                Industries SA (5)                   3,699,267        4,074,960
                                               --------------   --------------
                Canada (1.46%)
      815,000   Canadian Pacific
                Limited (20)                       13,786,163       23,787,813
                                               --------------   --------------
                Chile (0.13%)
      245,000   Quinenco S.A. ADR (19)              1,623,860        2,051,875
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2000

------------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------

                Common and Preferred Stocks -- Non-U.S. -- (continued)

                Commonwealth of
                Independent States (0.14%)
      556,624   Firebird Fund,
                L.P. (a)(b)(e)(21)             $    1,000,000   $    2,354,520
                                               --------------   --------------
                Denmark (0.55%)
      215,000   Carlsberg International
                A/S, `B' (11)                      10,781,358        8,998,791
                                               --------------   --------------
                Finland (0.21%)
      185,000   Vaisala Oy `A' (10)                 1,452,035        3,455,227
                                               --------------   --------------
                France (4.96%)
       34,500   Eurafrance (19)                    13,009,747       20,751,097
      200,000   Legrand ADP (6)                    15,440,898       18,167,530
       26,950   Societe Sucriere de
                Pithiviers-le-Vieil (c)(4)         10,460,792        6,863,761
       70,000   NSC Groupe (c)(6)                  12,400,388        6,566,628
       75,000   Carrefour Supermarche (12)            262,901        5,036,396
       43,500   Sagem ADP (9)                       1,175,715        4,907,907
       14,249   Taittinger C.I. (c)(11)             3,513,243        4,826,579
      385,000   Sabeton SA (c)(19)                  4,841,233        4,510,471
       73,500   Crometal (6)                        4,938,687        3,244,687
       65,000   Gaumont SA (14)                     3,211,471        2,897,042
       10,479   Robertet SA C.I. (c)(11)              781,686        1,156,499
        5,112   Robertet SA (11)                      527,638        1,032,880
       37,263   Conflandey (c)(1)                   1,784,052          917,398
                                               --------------   --------------
                                                   72,348,451       80,878,875
                                               --------------   --------------
                Germany (6.96%)
    3,665,000   Buderus AG (c)(6)                  61,210,053       66,739,568
      385,000   Hornbach Holding AG
                Pfd. (c)(12)                       23,926,825       17,813,093
      200,000   Bayer AG (7)                        3,890,931        8,565,906
       95,000   Bertelsmann AG D.R.C. (14)         11,929,759        8,366,749
      700,000   Sudzucker AG Pfd. (4)              10,021,441        6,685,481
        6,500   Axel Springer Verlag AG (14)        2,037,775        5,269,857
                                               --------------   --------------
                                                  113,016,784      113,440,654
                                               --------------   --------------
                Hong Kong (0.92%)
   20,000,000   Shaw Brothers (Hong Kong)
                Limited (c)(14)                    20,633,637       13,463,610
   22,153,845   City e-Solutions Limited (18)       1,000,825        1,562,345
                                               --------------   --------------
                                                   21,634,462       15,025,955
                                               --------------   --------------
                Israel (0.24%)
      475,000   The Israel Land Development
                Company Ltd. (20)                   1,724,279        3,889,285
                                               --------------   --------------
                Japan (9.26%)
    1,000,000   Shimano Inc. (11)                  18,761,635       20,111,783
    3,000,000   Nisshinbo Industries,
                Inc. (11)                          21,422,744       14,403,519
      300,000   Fuji Photo Film Co.,
                Ltd. (11)                           7,192,601       11,132,490
    2,000,000   The Mitsui Marine & Fire
                Insurance Co., Ltd. (16)           11,261,568       10,152,098

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2000

------------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------

                Common and Preferred Stocks -- Non-U.S. -- (continued)

                Japan -- (continued)
    3,442,000   The Dai-Tokyo Fire & Marine
                Insurance Co., Ltd. (16)       $   16,917,844   $   10,060,455
      245,000   Ono Pharmaceutical Co.
                Ltd. (13)                           9,588,249        9,764,981
    2,000,000   Aida Engineering, Ltd. (6)         13,038,988        8,979,293
    1,050,000   Wacoal Corp (11)                    9,230,889        8,956,845
    1,425,000   The Nichido Fire & Marine
                Insurance Co., Ltd. (16)            7,669,399        7,363,936
      100,000   Secom Co., Ltd. (15)                2,670,007        7,128,459
    1,900,000   The Nippon Fire & Marine
                Insurance Co., Ltd (16)             7,509,497        7,067,986
      815,000   Makita Corporation (11)             7,601,223        5,936,641
    2,000,000   Okumura Corporation (6)             9,490,804        5,864,028
      500,000   Hitachi, Ltd. (10)                  3,568,902        5,360,088
      600,000   Shoei Co., Ltd. (19)                4,880,744        5,112,699
      435,000   Chofu Seisakusho Co.,
                Ltd. (11)                           8,284,147        4,842,633
       80,000   Ito-Yokado Co., Ltd. (16)           2,947,131        3,613,707
       19,950   Toho Co., Ltd. (14)                 2,757,591        2,875,330
    1,625,000   Iino Kaiun Kaisha, Ltd. (8)         4,316,267        2,203,592
                                               --------------   --------------
                                                  169,110,230      150,930,563
                                               --------------   --------------
                Mexico (0.54%)
    7,500,000   Industrias Penoles, S.A. de
                C.V. (1)                           22,143,038        8,785,692
                                               --------------   --------------
                Netherlands (1.42%)
      745,000   Koninklijke Ahrend NV (6)           8,997,459        8,633,185
      335,000   Apothekers Cooperatie OPG
                U.A. (13)                           8,216,804        8,119,570
      325,000   Holdingmaatschappij de
                Telegraaf, NV (14)                  3,243,242        6,456,265
                                               --------------   --------------
                                                   20,457,505       23,209,020
                                               --------------   --------------
                Singapore and Malaysia (0.88%)
    2,000,000   Fraser & Neave Ltd. (12)            7,252,197        6,951,171
    1,500,000   Delgro Corporation Ltd. (19)        2,010,884        4,153,609
    1,505,000   Times Publishing Ltd. (14)          2,930,314        3,292,804
                                               --------------   --------------
                                                   12,193,395       14,397,584
                                               --------------   --------------
                South Korea (0.87%)
    1,000,000   Daeduck Electronics Co. (9)         8,051,064        8,000,000
       30,000   Nam Yang Dairy Products (11)        5,317,678        6,197,802
                                               --------------   --------------
                                                   13,368,742       14,197,802
                                               --------------   --------------
                Spain and Portugal (1.11%)
      385,000   Corporacion Financiera Alba
                SA (19)                             9,224,047        9,805,373
      435,000   Espirito Santo Financial
                Group SA ADR (16)                   7,277,001        8,210,625
                                               --------------   --------------
                                                   16,501,048       18,015,998
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2000

------------------------------------------------------------------------------
       Number                                       Cost            Value
    of Shares                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------

                Common and Preferred Stocks -- Non-U.S. -- (continued)

                Switzerland (4.20%)
       50,750   Kuehne & Nagel International
                AG (8)                         $   14,988,874   $   27,387,410
       31,250   Edipresse SA (14)                   8,154,377       12,604,662
       32,250   Sika Finanz AG (5)                  7,403,250        8,692,940
       15,000   Lindt & Sprungli AG PC (11)         2,661,221        7,260,285
       12,000   Affichage Holdings AG (14)          2,311,257        5,668,030
       30,000   SAirgroup D.R.C. (8)                4,349,462        4,055,746
        1,000   Nestle SA Registered (11)           1,259,480        2,072,380
       30,000   Pelikan Holding AG (a)(11)          2,797,748          621,714
                                               --------------   --------------
                                                   43,925,669       68,363,167
                                               --------------   --------------
                Thailand (0.15%)
      577,000   The Oriental Hotel Public
                Company Limited (18)                2,636,472        2,457,556
                                               --------------   --------------
                United Kingdom (3.59%)
    4,190,500   Antofagasta Holdings plc (1)       17,488,314       24,679,682
    5,000,000   IMI plc (6)                        20,729,110       16,228,588
    2,000,000   Enodis plc (11)                     4,412,408        6,571,218
    3,000,000   McBride plc (11)                    7,569,080        3,633,753
    2,675,000   Royal Doulton plc (a)(11)           9,845,122        2,677,445
      200,000   Lonmin plc (1)                        773,150        2,410,897
    2,500,000   Aggregate
                Industries plc (5)                  2,163,207        2,311,894
                                               --------------   --------------
                                                   62,980,391       58,513,477
                                               --------------   --------------
                Gold Related (1.29%)
      825,000   Franco-Nevada Mining
                Corp. Ltd.                          7,765,544        7,590,195
    1,525,000   Gold Fields Limited                 5,627,753        4,511,416
    1,000,000   Harmony Gold Mining Company
                Ltd.                                4,591,642        3,818,663
      550,000   Meridian Gold Inc. (a)              1,995,979        2,783,072
      750,000   Pan American Silver
                Corporation (a)                     2,579,121        2,316,488
                                               --------------   --------------
                                                   22,560,039       21,019,834
                                               --------------   --------------
                Miscellaneous (3.85%)
        3,655   Bank for International
                Settlements (U.S. Tranche)         19,216,192       31,924,949
        2,475   Bank for International
                Settlements (French Tranche)       12,734,695       21,589,329
      365,000   Banco Latinoamericano de
                Exportaciones S.A., Class `E'
                (BLADEX) (16)                       9,550,716        9,147,813
                                               --------------   --------------
                                                   41,501,603       62,662,091
                                               --------------   --------------

                Total Common and Preferred
                Stocks                          1,230,984,255    1,294,422,159
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2000

------------------------------------------------------------------------------
    Principal                                       Cost            Value
       Amount                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------

                Bonds, Notes and Convertible Bonds (16.18%)

                U.S. Dollar Convertible Bonds (2.94%)
$   2,500,000   Medya International Ltd. 10%
                due 6/28/2001 (e)(14)          $    2,391,066   $    1,375,000
    2,500,000   International Container
                Terminal Services, Inc. 5%
                due 9/15/2001 (e)(8)                2,418,193        2,075,000
    2,500,000   International Container
                Terminal Services, Inc.
                1 3/4% due 3/13/2004 (8)            2,159,135        2,275,000
    6,000,000   Danka Business Systems plc
                6 3/4% due 4/01/2002 (11)           4,581,865        1,920,000
    3,000,000   LUKINTER Finance BV 3 1/2%
                due 5/06/2002 (2)                   1,706,564        3,240,000
    3,615,000   Coeur d'Alene Mines
                Corporation 6% due
                6/10/2002 (1)                       3,348,161        1,988,250
    2,500,000   TingYi (C.I.) Holdings 1 5/8%
                due 7/17/2002 (11)                  1,950,829        2,693,750
    3,000,000   Ashanti Goldfields Company
                Limited 5 1/2% due
                3/15/2003 (1)                       2,653,042        1,920,000
      770,000   Security Capital U.S. Realty
                2% due 5/22/2003 (b)(18)              614,043          671,825
    1,000,000   Security Capital U.S. Realty
                2% due 5/22/2003 (18)                 800,661          872,500
    2,000,000   Agnico Eagle Mines Limited
                3 1/2% due 1/27/2004 (1)            1,618,029        1,360,000
    6,000,000   Coeur d'Alene Mines
                Corporation 6 3/8% due
                1/31/2004 (1)                       5,973,055        1,807,500
    5,000,000   CKE Restaurants Inc. 4 1/4%
                due 3/15/2004 (12)                  3,640,257        2,325,000
    6,000,000   Halter Marine Group Inc.
                4 1/2% due 9/15/2004 (6)            4,385,546        3,330,000
      113,000   Excel Legacy Corp. 9% due
                11/04/2004 (7)                         42,506           90,965
      234,000   Excel Legacy Corp. 10% due
                11/04/2004 (18)                       165,718          196,268
    4,420,000   Battle Mountain Gold Company
                6% due 1/04/2005 (1)                3,706,810        3,580,200
   11,935,000   P.T. Inti Indorayon Utama 7%
                due 5/02/2006 (f)(3)                9,926,856        2,446,675
    1,500,000   Samsung Electronics Co. Ltd.
                0% due 12/31/2007 (a)(9)            1,138,170        1,860,000
    3,500,000   LG Electronics Inc. 1/4% due
                12/31/2007 (9)                      2,690,481        3,972,500
    3,500,000   Blount International Inc. 13%
                due 8/01/2009 (6)                   3,550,116        2,975,000
    1,500,000   Jostens Inc. 12 3/4% due
                5/01/2010 (11)                      1,465,553        1,485,000
    4,450,000   Evans & Sutherland Computer
                Corporation 6% due
                3/01/2012 (10)                      3,591,357        2,236,125

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2000

------------------------------------------------------------------------------
    Principal                                       Cost            Value
       Amount                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------

                Bonds, Notes and Convertible Bonds -- (continued)

                U.S. Dollar Convertible Bonds -- (continued)
$  20,000,000   Sunbeam Corporation 0% due
                3/25/2018 (a)(11)              $    3,640,908   $    1,200,000
                                               --------------   --------------
                                                   68,158,921       47,896,558
                                               --------------   --------------
                U.S. Dollar Bonds and Notes (4.87%)
    2,000,000   P.T. Inti Indorayon Utama
                9 1/8% due 10/15/2000 (f)(3)        1,922,646          340,000
    1,000,000   Republic New York Corporation
                9 3/4% due 12/01/2000 (16)          1,000,000        1,002,117
    5,550,000   USAir Group, Inc. 9 5/8% due
                2/01/2001 (8)                       5,455,880        5,534,399
      666,000   P.T. Pabrik Kertas
                Tjiwi-Kimia 13 1/4% due
                8/01/2001 (3)                         630,420          559,440
    4,644,000   P.T. Pabrik Kertas
                Tjiwi-Kimia 10% due
                8/01/2004 (3)                       3,277,520        2,333,610
    1,360,000   Florsheim Group Inc. 12 3/4%
                due 9/01/2002 (12)                  1,303,772          462,400
    8,000,000   The Southland Corporation 5%
                due 12/15/2003 (12)                 6,952,111        7,000,000
    5,589,000   The Southland Corporation 4%
                due 6/15/2004 (12)                  4,385,341        4,617,911
    1,500,000   Hollinger International
                Publishing 8 5/8% due
                3/15/2005 (14)                      1,575,000        1,507,500
    2,500,000   Hollinger International
                Publishing 9 1/4% due
                3/15/2007 (14)                      2,494,420        2,487,500
    1,750,000   Westpoint Stevens Inc. 7 7/8%
                due 6/15/2005 (11)                  1,503,430        1,303,750
    2,000,000   Polaroid Corporation 11 1/2%
                due 2/15/2006 (11)                  2,027,500        1,570,000
   10,000,000   Riverwood International
                Corporation 10 1/4% due
                4/01/2006 (3)                       9,934,455        9,800,000
    1,000,000   Imperial Holly Corporation
                9 3/4% due 12/15/2007 (4)           1,000,000          175,000
    4,500,000   AMSC Acquisition Co. Inc.
                12 1/4% due 4/01/2008 (10)          4,231,953        3,285,000
    3,500,000   Domino's Inc. 10 3/8% due
                1/15/2009 (11)                      3,391,750        3,185,000
    3,000,000   St. John Knits International
                Inc. 12 1/2% due
                7/01/2009 (11)                      2,936,510        2,793,750
    2,154,968   Federal Republic of
                Brazil `C' 8% due
                4/15/2014 (22)                        852,181        1,606,798
    5,000,000   Federal Republic of Brazil
                Par ZL 6% due 4/15/2024 (22)        2,593,147        3,290,625
    2,000,000   Republic of Bulgaria Disc.
                FRN `A' due
                7/28/2024 (7 3/4% @
                10/31/2000) (22)                    1,169,515        1,502,500
   10,000,000   Bangkok Bank Public Co.
                9.025% due 3/15/2029 (b)(16)        6,040,842        7,500,000

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2000

------------------------------------------------------------------------------
    Principal                                       Cost            Value
       Amount                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------

                Bonds, Notes and Convertible Bonds -- (continued)

                U.S. Dollar Bonds and Notes -- (continued)
$   5,500,000   Bergen Bank Floating Rate
                Perpetual Notes (6 15/16% @
                10/31/2000) (16)               $    3,888,750   $    4,214,375
    3,500,000   Den Norske Bank Floating Rate
                Perpetual Notes (7.025% @
                10/31/2000) (16)                    2,610,000        2,695,000
    3,170,000   Den Norske Bank Floating Rate
                Perpetual Notes (6 15/16% @
                10/31/2000) (16)                    2,059,625        2,497,643
   10,000,000   Christiania Bank Floating
                Rate Perpetual Notes (7 1/8%
                @ 10/31/2000) (16)                  6,826,750        8,037,500
                                               --------------   --------------
                                                   80,063,518       79,301,818
                                               --------------   --------------
                U.S. Treasury Notes (7.98%)
   10,000,000   U.S. Treasury Inflation Index
                Note 3 5/8% due
                7/15/2002 (22)                     10,020,375       10,805,000
   15,000,000   U.S. Treasury Note 7 1/2% due
                2/15/2005 (22)                     15,560,156       15,921,765
   15,000,000   U.S. Treasury Note 5 5/8% due
                2/15/2006 (22)                     14,436,301       14,871,105
   40,000,000   U.S. Treasury Inflation Index
                Note 3 3/8% due
                1/15/2007 (22)                     40,146,350       42,472,000
   35,000,000   U.S. Treasury Zero Coupon
                Strip due 11/15/2007 (a)(22)       22,657,733       23,388,960
   20,000,000   U.S. Treasury Note 7 1/4% due
                5/15/2016 (22)                     20,840,156       22,511,920
                                               --------------   --------------
                                                  123,661,071      129,970,750
                                               --------------   --------------
                Non U.S. Dollar Convertible Bonds (0.20%)
 FRF  339,345   Immobiliere Hoteliere 5% due
                1/01/2001 (18)                     12,748,796        2,408,407
CAD 1,600,000   Noranda Inc. 5% due
                4/30/2007 (20)                      1,056,839          904,252
                                               --------------   --------------
                                                   13,805,635        3,312,659
                                               --------------   --------------
                Non U.S. Dollar Bonds and Notes (0.19%)
CAD 2,500,000   Bell Canada 8 1/2% due
                6/09/2003 (17)                      1,752,443        1,715,926
NZD 3,500,000   Evergreen Forest Limited 0%
                due 3/19/2009 (a)(3)                1,871,557        1,463,569
                                               --------------   --------------
                                                    3,624,000        3,179,495
                                               --------------   --------------
                Total Bonds, Notes and
                Convertible Bonds                 289,313,145      263,661,280
                                               --------------   --------------

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2000

------------------------------------------------------------------------------
    Principal                                       Cost            Value
       Amount                                     (Note 1)         (Note 1)
------------------------------------------------------------------------------

                Bonds, Notes and Convertible Bonds -- (continued)

                Short-Term Investments (3.89%)
$  26,370,000   Federated Department 6.80%
                due 11/01/2000                 $   26,370,000   $   26,370,000
    7,000,000   Omnicom Finance Inc. 6.55%
                due 11/08/2000                      6,991,085        6,991,085
   10,000,000   Pearson Holdings Inc. 6.75%
                due 11/13/2000                      9,977,500        9,977,500
    5,000,000   Burlington Northern 6.62% due
                11/13/2000                          4,988,967        4,988,967
   15,000,000   Pearson Holdings Inc. 6.73%
                due 11/17/2000                     14,955,133       14,955,133
                                               --------------   --------------
                Total Short-Term Investments       63,282,685       63,282,685
                                               --------------   --------------
                Total Investments (99.52%)     $1,583,580,085*   1,621,366,124**
                                               --------------
                                               --------------
                Other assets in excess of liabilities (0.48%)        7,866,083
                                                                --------------
                Net assets (100.00%)                            $1,629,232,207
                                                                --------------
                                                                --------------

---------

 * At October 31, 2000 the tax cost of investments equals $1,596,150,311.

** Gross unrealized appreciation and depreciation of securities at October 31, 2000, based on cost for federal income tax purposes, were $251,113,432 and $225,897,619, respectively (net appreciation was $25,213,813).

Foreign Currencies              Industry Classifications (Unaudited)
------------------
FRF -- French Franc             (1) Metals & Minerals         (12) Distribution
CAD -- Canadian Dollar          (2) Energy                    (13) Health Care
NZD -- New Zealand Dollar       (3) Forest Products           (14) Media
                                (4) Agriculture               (15) Services
                                (5) Building Materials        (16) Financial Services
                                (6) Capital Goods             (17) Utilities
                                (7) Chemicals                 (18) Real Estate
                                (8) Transportation            (19) Holding Companies
                                (9) Electronics               (20) Conglomerates
                                (10) Technology               (21) Investment Companies
                                (11) Consumer Products        (22) Government Issues
Bond Types
----------
FRN -- Floating Rate Note
`C' -- Capitalization

---------

 (a) Non-income producing security.

 (b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

 (c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the period from April 1, 2000 to October 31, 2000.

                         FIRST EAGLE SOGEN GLOBAL FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2000

-----------------------------------------------------------------------------------------------
                            Purchases                 Sales
                       --------------------   ----------------------    Realized      Dividend
      Affiliate        Shares       Cost       Shares        Cost      Gain/(Loss)     Income
-----------------------------------------------------------------------------------------------
Allen Organ Company,
 Class `B'...........       --           --       6,000   $  217,500    $ 120,741    $   51,660
Buderus AG...........   80,000   $1,286,025          --           --           --       257,579
Conflandey...........       --           --       1,036       51,874      (26,876)       15,842
East Texas Financial
 Services, Inc.......       --           --       9,750       73,938       (3,252)       11,475
Greif Bros.
 Corporation
 Class `A'...........       --           --          --           --           --       159,900
Hancock Fabrics,
 Inc.................       --           --          --           --           --        62,500
Hornbach Holding AG
 Pfd.................   60,000    2,337,579          --           --           --       275,881
Kaiser Ventures
 Inc.................       --           --          --           --           --            --
Mills Music Trust....       --           --          --           --           --        62,832
NSC Groupe...........       --           --          --           --           --       197,119
Rayonier Inc.........  265,000    9,307,963          --           --           --       844,200
Robertet SA C.I......       --           --          --           --           --        34,179
Sabeton SA 'D'.......       --           --       1,500      319,144     (132,475)      394,265
San Juan Basin
 Royalty Trust.......       --           --          --           --           --     1,818,123
Shaw Brothers (Hong
 Kong) Limited.......  1,181,868  1,132,635          --           --           --       384,679
Societe Sucriere de
 Pithiviers-
 le-Vieil............       --           --          --           --           --       221,732
Taittinger C.I.......       --           --         435      106,957       47,908       108,273
Tasman Agriculture
 Limited.............       --           --   2,250,000    1,726,618     (463,037)       83,946
The Home-Stake Oil &
 Gas Company.........       --           --          --           --           --        25,024
UniFirst
 Corporation.........       --           --          --           --           --        27,188
Wilson & Horton
 Limited 5%
 exchangeable
 preference shares...       --           --      13,762       76,382        1,525       291,362
-----------------------------------------------------------------------------------------------

 'D'  10 for 1 stock split; ex-date July 3, 2000

 (d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

 (e) Security for which there are less than three market makers.

 (f) In default as to principal and interest.
---------

See Notes to Financial Statements.

                        FIRST EAGLE SOGEN OVERSEAS FUND
                            SCHEDULE OF INVESTMENTS
                                October 31, 2000

----------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
----------------------------------------------------------------------------

                Common and Preferred Stocks (92.20%)

                Argentina (0.42%)
       450,000  Siderca S.A.I.C.(2)              $    265,818   $    990,208
       596,964  Cresud S.A.C.I.F. y A. (4)            595,469        501,555
       500,000  Ledesma S.A.A.I. (4)                  495,674        265,056
                                                 ------------   ------------
                                                    1,356,961      1,756,819
                                                 ------------   ------------

                Australia and New Zealand (5.70%)
    15,250,000  Carter Holt Harvey Limited (3)     16,268,232     10,142,432
     1,425,000  Wilson & Horton Limited 5%
                exchangeable preference shares
                (c)(15)                             7,451,735      6,753,324
       700,000  Spotless Group Limited (16)         1,290,797      2,435,117
     3,750,000  Tasman Agriculture Limited (4)      2,366,729      1,881,731
     3,581,128  Capital Properties New Zealand
                Limited 8 1/2% exchangeable
                preference shares                   2,765,707      1,355,731
       300,000  Radio Works New Zealand
                Limited (15)                          544,139        928,918
     2,000,000  Evergreen Forests Limited
                (a)(3)                                762,070        398,250
                                                 ------------   ------------
                                                   31,449,409     23,895,503
                                                 ------------   ------------

                Austria (0.70%)
        80,000  Flughafen Wien AG (9)               2,827,054      2,919,709
                                                 ------------   ------------

                Belgium (0.57%)
       175,000  Deceuninck Plastics
                Industries SA (6)                   3,157,683      2,377,060
                                                 ------------   ------------

                Canada (1.65%)
       185,000  Canadian Pacific Limited (20)       3,187,349      5,399,687
        75,000  Fletcher Challenge Energy (2)         812,737        788,592
        80,000  Franco-Nevada Mining
                Corp. Ltd. (23)                       853,050        736,018
                                                 ------------   ------------
                                                    4,853,136      6,924,297
                                                 ------------   ------------

                Chile (0.11%)
        55,000  Quinenco S.A. ADR (19)                525,765        460,625
                                                 ------------   ------------

                Commonwealth of Independent States (1.26%)
       532,524  Firebird Fund, L.P.
                (a)(b)(e)(21)                         533,858      2,139,681
         9,000  Baltic Republic Fund
                (a)(b)(e)(21)                         905,750      1,084,500
        10,265  Firebird Republic Fund, Ltd.
                Class `A' (a)(b)(e)(21)             1,675,000        980,417
       100,000  First NIS Regional Fund SICAF
                (b)(e)(21)                          1,000,000        512,500
         5,000  M.J. Whitman Global Value L.P.
                (a)(b)(e)(21)                         500,000        573,700
                                                 ------------   ------------
                                                    4,614,608      5,290,798
                                                 ------------   ------------

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2000

----------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
----------------------------------------------------------------------------

                Common and Preferred Stocks -- (continued)

                Denmark (0.52%)
        45,000  Carlsberg International
                A/S `B'(12)                      $  1,779,188   $  1,883,468
         4,000  Kobenhavns Lufthavne A/S (9)          173,825        305,643
                                                 ------------   ------------
                                                    1,953,013      2,189,111
                                                 ------------   ------------

                Finland (0.11%)
        25,000  Vaisala Oy A (11)                     175,372        466,923
                                                 ------------   ------------

                France (7.36%)
        85,500  Legrand ADP (7)                     7,878,778      7,766,619
         6,500  Eurafrance (19)                     2,348,402      3,909,627
        11,500  Societe Sucriere de
                Pithiviers-le-Vieil (4)             4,207,896      2,928,877
        23,500  NSC Groupe (7)                      4,098,208      2,204,511
         6,000  Taittinger C.I. (c)(12)             1,547,568      2,032,386
     1,350,000  FINEL (a)(b)(e)(3)                  2,277,010      1,893,956
         8,500  Robertet SA (12)                    1,609,324      1,717,426
         7,856  Robertet SA C.I. (c)(12)            1,120,564        867,016
        23,500  Rougier SA (c)(3)                   1,702,604      1,272,831
         9,250  Sagem ADP (10)                        283,122      1,043,635
        15,000  Carrefour Supermarche (13)            180,659      1,007,279
        20,000  Crometal (7)                        1,200,595        882,908
        75,000  Sabeton SA (19)                     1,175,558        878,663
        10,000  Burelle SA (5)                        443,781        615,489
        23,801  Conflandey (1)                      1,306,543        585,970
        15,000  Societe Francaise des Papiers
                Peints (12)                           741,390        572,914
         9,000  Gaumont SA (15)                       432,118        401,129
         2,000  Total Fina Elf SA (2)                  86,627        286,266
                                                 ------------   ------------
                                                   32,640,747     30,867,502
                                                 ------------   ------------

                Germany (9.89%)
     1,250,000  Buderus AG (7)                     20,132,496     22,762,472
       235,000  Hornbach Holding AG Pfd.
                (c)(13)                            14,618,250     10,872,927
        75,000  Bayer AG (8)                        2,295,113      3,212,215
       165,000  Vossloh AG (6)                      3,127,748      2,458,347
         1,500  Axel Springer Verlag AG (15)          575,364      1,216,121
       100,000  Sudzucker AG Pfd. (12)              1,485,645        955,069
                                                 ------------   ------------
                                                   42,234,616     41,477,151
                                                 ------------   ------------

                Hong Kong (2.50%)
    10,671,500  Shaw Brothers (Hong Kong)
                Limited (15)                       10,829,949      7,183,846
     5,000,000  Cafe de Coral Holdings
                Limited (19)                        1,899,348      1,859,260
     3,000,000  Lerado Group Holding Company
                Limited (19)                          484,003        434,682

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2000

----------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
----------------------------------------------------------------------------

                Common and Preferred Stocks -- (continued)
                Hong Kong -- (continued)
     2,500,000  China-Hong Kong Photo Products
                Holdings Limited (12)            $    224,324   $    211,571
    11,355,048  City e-Solutions Limited (18)         339,982        800,786
                                                 ------------   ------------
                                                   13,777,606     10,490,145
                                                 ------------   ------------
                India (0.08%)
        10,000  The Spartek Emerging
                Opportunities of India Fund
                (a)(b)(e)(21)                       1,035,000        354,500
                                                 ------------   ------------
                Ireland (0.39%)
       700,000  Greencore Group (12)                1,918,345      1,634,229
                                                 ------------   ------------
                Israel (0.12%)
       150,000  Super-Sol (13)                        280,972        495,410
                                                 ------------   ------------

                Japan (22.38%)
       465,000  Shimano Inc. (12)                   8,486,306      9,351,979
     1,875,000  Nisshinbo Industries, Inc. (12)    13,365,079      9,002,199
     1,875,000  Okumura Corporation (16)            8,736,501      5,497,526
     1,839,000  The Dai-Tokyo Fire & Marine
                Insurance Co., Ltd. (17)            8,103,467      5,375,124
     1,000,000  The Mitsui Marine & Fire
                Insurance Co., Ltd. (17)            5,839,990      5,076,049
       125,000  Ono Pharmaceutical Co., Ltd.
                (14)                                4,924,784      4,982,133
       565,000  Shoei Co., Ltd. (19)                5,200,358      4,814,459
     1,000,000  Aida Engineering, Ltd. (7)          5,189,088      4,489,646
       950,400  Tachi-S Co., Ltd. (5)               8,183,837      4,310,500
       500,000  Wacoal Corporation (12)             4,367,658      4,265,164
     1,025,000  The Nippon Fire & Marine
                Insurance Co., Ltd. (17)            4,018,188      3,812,993
       749,730  Sotoh Co., Ltd. (12)                6,288,832      3,441,586
       475,300  Yomeishu Seizo Co., Ltd. (12)       3,012,626      3,118,149
       325,000  Sonton Food Industry Co.,
                Ltd. (12)                           3,298,777      2,775,334
       245,000  Chofu Seisakusho Co., Ltd. (12)     4,101,079      2,727,460
       355,000  Makita Corporation (12)             3,246,566      2,585,899
       500,000  The Nichido Fire & Marine
                Insurance Co., Ltd. (17)            2,597,878      2,583,837
       185,000  T. Hasegawa Co., Ltd. (12)          2,876,517      2,525,655
       145,000  SK Kaken Co. Ltd. (8)               2,530,058      2,457,852
       215,000  Mandom Corp. (12)                   2,770,722      2,166,942
        70,000  Nitto Kohki Co., Ltd. (7)             475,147      1,795,859
        45,000  Fuji Photo Film Co., Ltd. (12)      1,077,592      1,669,874
        20,000  Secom Co., Ltd. (16)                  530,050      1,425,692
       850,000  Iino Kaiun Kaisha, Ltd. (9)         1,878,559      1,152,648
         7,000  Hitachi Ltd. ADR (10)                 520,105        780,500
        15,000  Ito-Yokado Co., Ltd. (13)             665,396        677,570

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2000

----------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
----------------------------------------------------------------------------

                Common and Preferred Stocks -- (continued)
                Japan -- (continued)
         5,400  ASAHI Broadcasting               $    541,295   $    524,464
         3,000  Toho Co., Ltd. (15)                   408,965        432,380
                                                 ------------   ------------
                                                  113,235,420     93,819,473
                                                 ------------   ------------
                Mexico (1.80%)
     5,775,000  Industrias Penoles,
                S.A. de C.V. (1)                   15,954,988      6,764,983
       500,000  Grupo Indusrial Satillo, S.A.
                de C.V. (1)                         1,469,358        764,564
                                                 ------------   ------------
                                                   17,424,346      7,529,547
                                                 ------------   ------------
                Netherlands (3.76%)
       525,000  Koninklijke Ahrend NV (7)           6,473,516      6,083,788
       235,000  Apothekers Cooperatie
                OPG U.A. (14)                       5,795,212      5,695,818
       200,000  Holdingmaatschappij de
                Telegraaf NV (15)                   3,484,689      3,973,086
                                                 ------------   ------------
                                                   15,753,417     15,752,692
                                                 ------------   ------------
                Singapore and Malaysia (1.71%)
       600,000  Fraser & Neave Ltd. (12)            2,162,518      2,085,351
     1,125,000  Haw Par Corporation Ltd. (19)       1,785,096      2,025,526
       500,000  Delgro Corporation Ltd. (19)          436,444      1,384,536
       500,000  Times Publishing Limited (15)         727,258      1,093,955
       150,000  Genting Berhad (12)                   303,387        382,895
     1,000,000  Del Monte Pacific Ltd (12)            234,652        207,965
                                                 ------------   ------------
                                                    5,649,355      7,180,228
                                                 ------------   ------------
                South Korea (5.19%)
       850,000  Daeduck Electronics Co. (10)        6,964,644      6,800,000
        28,500  Nam Yang Dairy Products Pfd.
                (c)(12)                               417,945      4,221,758
       625,000  Daeduck GDS Co., Ltd. (10)          3,835,882      3,703,297
       105,000  Fursys Incorporated (12)            1,847,883      2,640,000
        10,000  Nam Yang Dairy Products (12)          863,352      2,065,934
        65,000  Dong Ah Tire Industry Co., Ltd.
                (a)(5)                              3,209,245      1,280,000
        30,000  Sindo Richo Co. (12)                  680,681        632,967
        60,000  Suheung Capsule Co. (14)              547,741        416,703
                                                 ------------   ------------
                                                   18,367,373     21,760,659
                                                 ------------   ------------
                Spain and Portugal (3.24%)
       200,000  Corporacion Financiera
                Alba SA (19)                        5,529,123      5,093,700
       250,000  Espirito Santo Financial
                Group SA ADR (17)                   4,185,545      4,718,750
       550,000  Energia e Industrias
                Aragonesas SA (8)                   2,740,117      2,138,505

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2000

----------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
----------------------------------------------------------------------------

                Common and Preferred Stocks -- (continued)

                Spain and Portugal -- (continued)
       115,000  Companhia de Celulose do
                Caima SA (3)                     $  1,697,693   $  1,645,053
                                                 ------------   ------------
                                                   14,152,478     13,596,008
                                                 ------------   ------------
                Sweden (0.32%)
       895,500  Gorthon Lines AB `B' (c)(9)         2,904,044      1,352,205
                                                 ------------   ------------
                Switzerland (12.09%)
         1,915  Bank for International
                Settlements (U.S. Tranche) (17)    13,782,216     16,726,752
           965  Bank for International
                Settlements (French Tranche)
                (17)                                6,964,319      8,417,658
        18,750  Kuehne & Nagel International
                AG (9)                              5,502,588     10,118,501
        17,500  Edipresse SA (15)                   3,466,732      7,058,611
        20,000  SAirgroup AG (9)                    3,784,231      2,703,830
         5,000  Affichage Holdings AG (15)          1,380,233      2,361,679
         7,000  Sika Finanz AG (6)                  1,656,481      1,886,840
         2,875  Lindt & Sprungli AG PC (12)           751,682      1,391,555
                                                 ------------   ------------
                                                   37,288,482     50,665,426
                                                 ------------   ------------
                Thailand (0.10%)
       100,000  Oriental Hotel PCL (18)               438,351        425,920
                                                 ------------   ------------
                Turkey (0.07%)
        18,000  Usas Ucak Servisi (16)                115,401        295,480
                                                 ------------   ------------
                United Kingdom (6.33%)
     1,752,000  Antofagasta Holdings plc (20)       7,478,561     10,318,292
     3,000,000  IMI plc (11)                       11,888,088      9,737,152
     2,075,000  Royal Doulton plc (a)(12)           6,073,549      2,076,897
     1,500,000  McBride plc (12)                    2,864,943      1,816,876
       500,000  Enodis pic (19)                     1,086,199      1,642,804
     1,000,000  Aggregate Industries plc (6)          411,828        924,758
                                                 ------------   ------------
                                                   29,803,168     26,516,779
                                                 ------------   ------------
                Vietnam (0.05%)
        42,800  The Vietnam Frontier Fund
                (a)(b)(e)(21)                         440,840        192,600
                                                 ------------   ------------
                Miscellaneous (3.78%)
       340,000  Security Capital European
                Realty (a)(e)(18)                   6,800,000      6,684,400
       260,000  Freeport McMoRan Copper & Gold
                Inc., Preferred Series `D'
                (d)(23)                             3,510,000      3,575,000
       100,000  Freeport McMoRan Copper & Gold
                Inc., Preferred Series `B'
                (d)(23)                             1,003,137        793,750

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2000

----------------------------------------------------------------------------
    Number                                           Cost          Value
  of Shares                                        (Note 1)       (Note 1)
----------------------------------------------------------------------------

                Common and Preferred Stocks -- (continued)

                Miscellaneous -- (continued)
       125,000  Banco Latinoamericano de
                Exportaciones S.A. Class `E'
                (BLADEX) (17)                    $  3,159,274   $  3,132,812
       150,000  InterTAN, Inc. (a)(13)              1,511,383      1,678,500
                                                 ------------   ------------
                                                   15,983,794     15,864,462
                                                 ------------   ------------
                Total Common and Preferred
                Stocks                            414,356,756    386,551,261
                                                 ------------   ------------
----------------------------------------------------------------------------
  Principal                                          Cost          Value
    Amount                                         (Note 1)       (Note 1)
----------------------------------------------------------------------------
                Bonds, Notes and Convertible Bonds (3.13%)
                U.S. Dollar Convertible Bonds (1.49%)
 $   2,000,000  Medya International Ltd. 10%
                due 6/28/2001 (e)(15)               1,919,947      1,100,000
     1,250,000  International Container Terminal Services,
                Inc. 5% due 9/15/2001 (e)(9)        1,201,683      1,037,500
       500,000  International Container
                Terminal Services, Inc. 1 3/4%
                due 3/13/2004 (9)                     393,765        455,000
     3,500,000  Danka Business Systems plc
                6 3/4% due 4/01/2002 (12)           3,151,941      1,120,000
       750,000  TingYi (C.I.) Holdings 1 5/8%
                due 7/17/2002 (12)                    616,024        808,125
       580,000  Agnico Eagle Mines Limited
                3 1/2% due 1/27/2004 (1)              408,873        394,400
     6,500,000  P.T. Inti Indorayon Utama 7%
                due 5/02/2006 (a)(f)(3)             5,263,024      1,332,500
                                                 ------------   ------------
                                                   12,955,257      6,247,525
                                                 ------------   ------------

                U.S. Dollar Bonds and Notes (1.24%)
     1,000,000  P.T. Inti Indorayon Utama
                9 1/8% due 10/15/2000 (a)(f)(3)       950,451        170,000
       334,000  P.T. Pabrik Kertas Tjiwi-Kimia
                13 1/4% due 8/01/2001 (3)             276,748        280,560
     2,456,000  P.T. Pabrik Kertas Tjiwi-Kimia
                10% due 8/01/2004 (3)               1,744,451      1,234,140
       500,000  Republic National Bank NY
                Brazil-Linked CD'S 9.65% due
                5/01/2003 (17)                        499,450        490,000
     1,000,000  Republic of Bulgaria Disc. FRN
                `A' due 7/28/2024
                (7 1/2% @ 10/31/2000) (22)            581,849        751,250
     3,000,000  Bangkok Bank Public Co. 9.025%
                due 3/15/2029 (b)(22)               1,812,845      2,250,000
                                                 ------------   ------------
                                                    5,865,794      5,175,950
                                                 ------------   ------------

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2000

----------------------------------------------------------------------------
  Principal                                          Cost          Value
    Amount                                         (Note 1)       (Note 1)
----------------------------------------------------------------------------
                 Bonds, Notes and Convertible Bonds -- (continued)

                Non U.S. Dollar Convertible Bonds (0.40%)
  FRF  159,184  Immobiliere Hoteliere 5% due
                1/01/2001 (a)(18)                $  6,450,260   $  1,129,764
 NZD 1,316,810  Evergreen Forest Limited 0% due
                3/19/2009 (a)(3)                      714,127        550,641
                                                 ------------   ------------
                                                    7,164,387      1,680,405
                                                 ------------   ------------
                Total Bonds, Notes and
                Convertible Bonds                  25,985,438     13,103,880
                                                 ------------   ------------
                Short-Term Investment (5.47%)
    22,933,000  Federated Department 6.80% due
                11/01/2000                         22,933,000     22,933,000
                                                 ------------   ------------
                Total Investments (100.80%)      $463,275,194*   422,588,141**
                                                 ------------
                                                 ------------
                Liabilities in excess of assets
                (-0.80%)                                          (3,354,666)
                                                                ------------
                Net Assets (100.00%)                            $419,233,475
                                                                ------------
                                                                ------------

 ---------
 * At October 31, 2000 the tax cost of investments equals $466,898,981.
 ** Gross unrealized appreciation and depreciation of securities at October 31, 2000, based on cost for federal income tax purposes were $44,427,644 and $88,738,484 respectively (net depreciation was $44,310,840).

Foreign Currencies                Industry Classifications (Unaudited)
------------------                ------------------------------------
FRF  -- French Franc         (1)  Metals and Minerals        (13) Distribution
NZD -- New Zealand Dollar    (2)  Energy                     (14) Health Care
                             (3)  Paper and Forest Products  (15) Media
                             (4)  Agriculture                (16) Services
                             (5)  Automotive                 (17) Financial Services
                             (6)  Building Materials         (18) Real Estate
                             (7)  Capital Goods              (19) Holding Companies
                             (8)  Chemicals                  (20) Conglomerates
                             (9)  Transportation             (21) Investment Companies
                            (10)  Electronics                (22) Government Issues
                            (11)  Technology                 (23) Gold Related
                            (12)  Consumer Products

Bond Types
 FRN -- Floating Rate Note
---------
 (a)  Non-income producing security.
(b) Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.
(c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the period from April 1, 2000 to October 31, 2000.

                        FIRST EAGLE SOGEN OVERSEAS FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2000

------------------------------------------------------------------------------------------
                             Purchases               Sales
                        --------------------   ------------------    Realized     Dividend
      Affiliate         Shares       Cost      Shares      Cost     Gain/(Loss)    Income
------------------------------------------------------------------------------------------
Gorthon Lines AB
 `B'D'................  500,000   $1,136,693    17,500   $105,305    $ (78,744)   $ 73,632
Hornbach Holding AG
 Pfd..................   50,000    1,966,130        --         --           --     168,395
Nam Yang Dairy
 Products Pfd.........       --           --     7,860    155,714      921,061      24,609
Robertet SA C.I.......       --           --        --         --           --      25,624
Rougier SA............       --           --        --         --           --      57,188
Taittinger C.I........       --           --       692    170,148       69,378      48,072
Wilson & Horton
 Limited 5%
 exchangeable
 preference shares....       --           --    26,450    146,737      (10,332)    133,066

 'D' Interfund transfer on trade date April 4, 2000 from First Eagle SoGen
     Global Fund.
 (d) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
 (e) Security for which there are less than three market makers.
 (f) In default as to principal and interest.

---------
See Notes to Financial Statements.

                          FIRST EAGLE SOGEN GOLD FUND
                            SCHEDULE OF INVESTMENTS
                                October 31, 2000

------------------------------------------------------------------------------
   Number                                               Cost         Value
of Shares                                             (Note 1)      (Note 1)
------------------------------------------------------------------------------

            Common and Preferred Stocks (99.97%)

            Australia (2.11%)
1,194,840   Otter Gold Mines Limited                 $   735,702   $  200,987
  230,000   Otter Gold Mines Limited Warrants                 --        4,600
                                                     -----------   ----------
                                                         735,702      205,587
                                                     -----------   ----------
            Canada (28.67%)
   70,000   CSA Management Limited Class `A' (a)         402,873      897,023
   75,000   Placer Dome Inc.                             846,668      609,375
   50,000   Franco-Nevada Mining Corporation Ltd.        583,546      460,012
   85,000   Meridian Gold Inc. (a)                       410,922      430,111
  217,500   Miramar Mining Corporation (a)               239,468      178,665
  292,827   Kinross Gold Corporation (a)                 831,689      142,604
   25,000   Pan American Silver Corp. (a)                 86,218       77,216
                                                     -----------   ----------
                                                       3,401,384    2,795,006
                                                     -----------   ----------
            South Africa (21.67%)
  185,000   Harmony Gold Mining Company Ltd.             848,664      706,453
  197,500   Gold Fields Limited                          703,998      584,265
  100,000   Gold Fields Limited ADR                      709,481      296,875
   30,000   Anglogold Limited ADR                        664,376      431,250
1,500,000   Consolidated African Mines Limited (a)       213,392       93,316
                                                     -----------   ----------
                                                       3,139,911    2,112,159
                                                     -----------   ----------
            Switzerland (6.71%)
       75   Bank for International Settlements
            (French Tranche)                             497,947      654,222
                                                     -----------   ----------
            United States (34.63%)
   40,000   Freeport McMoRan Copper & Gold Inc.,
            Preferred Series `C' (b)                   1,341,101      550,000
   55,000   Freeport McMoRan Copper & Gold Inc.,
            Preferred Series `D' (b)                   1,138,967      429,687
   15,000   Freeport McMoRan Copper & Gold Inc.,
            Preferred Series `B' (b)                     509,837      266,250
   40,000   Newmont Mining Corporation                 1,190,327      542,500
  115,000   Homestake Mining Company                     998,518      474,375
   35,000   Barrick Gold Corporation                     606,420      468,125
  275,000   Battle Mountain Gold Company
            Class `A' (a)                              1,199,138      378,125
   95,000   Royal Gold, Inc.                             384,921      267,187
                                                     -----------   ----------
                                                       7,369,229    3,376,249
                                                     -----------   ----------
            Miscellaneous (6.18%)
  425,000   Industrias Penoles, S.A. de C.V.           1,058,617      497,856
  766,806   Compania Minera Arcata S.A.                  514,221      104,922
                                                     -----------   ----------
                                                       1,572,838      602,778
                                                     -----------   ----------

            Total Common and Preferred Stocks         16,717,011    9,746,001
                                                     -----------   ----------

                          FIRST EAGLE SOGEN GOLD FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2000

------------------------------------------------------------------------------
Principal                                               Cost         Value
 Amount                                               (Note 1)      (Note 1)
------------------------------------------------------------------------------

            Common and Preferred Stocks -- (continued)

            Short-Term Investments (1.12%)
  109,000   Federated Department Stores 6.80% due
            11/01/2000                               $   109,000   $  109,000
                                                     -----------   ----------

            Total Investments (101.09%)              $16,826,011*   9,855,001
                                                     -----------
                                                     -----------
            Liabilities in excess of assets ( - 1.09%)               (106,590)
                                                                   ----------
            Net assets (100.00%)                                   $9,748,411
                                                                   ----------
                                                                   ----------

---------

 * At October 31, 2000 the tax cost of investments equals $17,576,099.

 ** Gross unrealized appreciation and depreciation of securities at October 31, 2000 based on cost for federal income tax purposes, were $674,575 and $8,395,673, respectively (net depreciation was $7,721,098.

(a) Non-income producing security.

(b) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
---------

See Notes to Financial Statements.

                          FIRST EAGLE SOGEN MONEY FUND
                            SCHEDULE OF INVESTMENTS
                                October 31, 2000

------------------------------------------------------------------------------------
 Credit          Principal                                    Cost          Value
Rating'D'          Amount                                   (Note 1)      (Note 1)
------------------------------------------------------------------------------------
                              Commercial Paper (100.22%)

      A1         $  547,000   American Express Credit
                              Corporation 6.58% due
                              11/01/2000                   $   547,000   $   547,000
      A1+         1,200,000   Prudential Funding
                              Corporation 6% due
                              11/01/2000                     1,200,000     1,200,000
      A1            350,000   The Sherwin-Williams
                              Company 6.48% due
                              11/01/2000                       350,000       350,000
      A1+           350,000   Ford Motor Credit Company
                              6.42% due 11/02/2000             349,938       349,938
      A1+           550,000   Merrill Lynch 6.47% due
                              11/02/2000                       549,901       549,901
      A1+           800,000   The Gillette Company 6.46%
                              due 11/02/2000                   799,856       799,856
      A1+           300,000   The Gillette Company 6.53%
                              due 11/02/2000                   299,946       299,946
      A1            964,000   International Business
                              Machines Credit 6.45% due
                              11/03/2000                       963,655       963,655
      A1            835,000   Sony Capital Corporation
                              6.46% due 11/03/2000             834,700       834,700
      A1          1,150,000   The Coca-Cola Company 6.46%
                              due 11/03/2000                 1,149,587     1,149,587
      A1+         1,180,000   Pfizer Inc. 6.45% due
                              11/06/2000                     1,178,943     1,178,943
      A1+         1,093,000   Unilever Capital
                              Corporation 6.48% due
                              11/06/2000                     1,092,016     1,092,016
      A1+           700,000   Ford Motor Credit Company
                              6.49% due 11/08/2000             699,117       699,117
      A1            365,000   The Sherwin-Williams
                              Company 6.48% due
                              11/08/2000                       364,540       364,540
      A1          1,556,000   Anheuser-Busch Companies,
                              Inc. 6.45% due 11/09/2000      1,553,770     1,553,770
      A1+         1,000,000   E.I. Du Pont de Nemours and
                              Company 6.47% due
                              11/29/2000                       994,968       994,968
      A1+         1,200,000   Emerson Electric Company
                              6.46% due 11/09/2000           1,198,277     1,198,277
      A1          1,000,000   Lucent Technologies Inc.
                              6.47% due 11/09/2000             998,562       998,562
      A1+         1,200,000   Toyota Motor Credit
                              Corporation 6.46% due
                              11/09/2000                     1,198,277     1,198,277
      A1            909,000   The Walt Disney Company
                              6.49% due 11/13/2000             907,034       907,034
      A1          1,000,000   General Motors Acceptance
                              Company 6.45% due
                              11/14/2000                       997,671       997,671

                          FIRST EAGLE SOGEN MONEY FUND
                     SCHEDULE OF INVESTMENTS -- (Continued)
                                October 31, 2000

------------------------------------------------------------------------------------
 Credit          Principal                                    Cost          Value
Rating'D'          Amount                                   (Note 1)      (Note 1)
------------------------------------------------------------------------------------

                              Commercial Paper--(Continued)

      A1         $  900,000   General Electric Capital
                              Corporation 6.43% due
                              11/15/2000                   $   897,750   $   897,750
      A1            434,000   The Sherwin-Williams
                              Company 6.47% due
                              11/15/2000                       432,908       432,908
      A1          1,075,000   Motorola Credit Corporation
                              6.47% due 11/16/2000           1,072,102     1,072,102
      A1          1,200,000   Monsanto 6.48% due
                              11/17/2000                     1,196,544     1,196,544
      A1+         1,300,000   7-Eleven Inc. 6.49% due
                              11/20/2000                     1,295,547     1,295,547
      A1+         1,000,000   Procter & Gamble 6.47% due
                              11/27/2000                       995,327       995,327
                                                           -----------   -----------
                              Total Commercial Paper       $24,117,936*   24,117,936
                                                           -----------
                                                           -----------
                              Liabilities in excess of assets
                              ( - 0.22%)                                     (52,171)
                                                                         -----------
                              Net assets (100.00%)                       $24,065,765
                                                                         -----------
                                                                         -----------

---------

* At October 31, 2000 cost is identical for both book and federal income tax purposes.

'D' Credit ratings given by Standard & Poor's Corporation. An A1+ or A1 rating indicates a short-term instrument of the highest quality.

---------

See Notes to Financial Statements.

                         FIRST EAGLE SOGEN FUNDS, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 2000

-----------------------------------------------------------------------
                                                           First Eagle
                                                              SoGen
                                                           Global Fund
-----------------------------------------------------------------------
Assets:
 Investments, at value (cost: $1,583,580,085,
   $463,275,194, $16,826,011 and $24,117,936
   respectively) (Note 1)...............................  $1,621,366,124
 Cash...................................................         112,569
 Receivable for forward currency contracts held, at
   value (Notes 1 and 6)................................      11,364,288
 Receivable for investment securities sold..............         912,946
 Receivable for Fund shares sold........................       1,067,309
 Receivable from Adviser (Note 2).......................        --
 Accrued interest and dividends receivable..............       8,456,852
                                                          --------------
   Total Assets.........................................   1,643,280,088
                                                          --------------
Liabilities:
 Due to broker..........................................        --
 Payable for Fund shares redeemed.......................       2,029,115
 Payable for investment securities purchased............       6,306,635
 Payable for forward currency contracts held, at value
   (Notes 1 and 6)......................................       3,588,733
 Investment advisory fees payable (Note 2)..............       1,047,677
 Distribution fees payable (Note 3).....................         344,910
 Accrued expenses and other liabilities.................         730,811
                                                          --------------
   Total Liabilities....................................      14,047,881
                                                          --------------
Net Assets:
 Capital stock (par value, $0.001 per share)............          63,960
 Capital surplus........................................   1,339,666,201
 Net unrealized appreciation (depreciation) on:
   Investments..........................................      37,786,039
   Forward currency contracts (Note 6)..................       7,775,555
   Foreign currency related transactions................        (253,649)
 Undistributed net realized gains (losses) on
   investments..........................................     187,301,022
 Undistributed net investment income....................      56,893,079
                                                          --------------
   Net Assets (Note 1)..................................  $1,629,232,207
                                                          --------------
                                                          --------------
Class A share capital...................................  $1,614,466,324
Shares of beneficial interest outstanding
 (Class A)(Note 5)......................................      63,381,788
 Net asset value per share..............................      $25.47
 Maximum offering price per share.......................      $26.81
Class I share capital...................................  $   14,016,468
Shares of beneficial interest outstanding
 (Class I)(Note 5)......................................         549,091
 Net asset value per share..............................      $25.53
Class C share capital...................................  $      749,415
Shares of beneficial interest outstanding
 (Class C)(Note 5)......................................          29,453
 Net asset value per share..............................      $25.44

---------

See Notes to Financial Statements.

-----------------------------------------------------------------------
     First Eagle
        SoGen             First Eagle          First Eagle
       Overseas              SoGen                SoGen
         Fund              Gold Fund           Money Fund
-----------------------------------------------------------------------

     $422,588,141         $  9,855,001         $24,117,936
           80,035              --                  --

        5,372,676              --                  --
          500,570               64,035             --
          976,445                  101             213,196
          --                   --                   77,077
        1,601,839               21,198             --
     ------------         ------------         -----------
      431,119,706            9,940,335          24,408,209
     ------------         ------------         -----------
          --                    62,256             124,391
        8,336,830               31,055             153,814
        1,655,736              --                  --

        1,280,838                   97             --
          274,023                6,610               8,682
           85,546                2,203             --
          253,258               89,703              55,557
     ------------         ------------         -----------
       11,886,231              191,924             342,444
     ------------         ------------         -----------
           29,290                2,193              24,066
      370,257,427           41,023,094          24,041,699

      (40,687,053)          (6,971,010)            --
        4,091,838                  (97)            --
         (103,754)                 337             --
       68,919,981          (24,733,701)            --
       16,725,746              427,595             --
     ------------         ------------         -----------
     $419,233,475         $  9,748,411         $24,065,765
     ------------         ------------         -----------
     ------------         ------------         -----------
     $390,445,464         $  9,748,411         $24,065,765
       27,283,185            2,193,375          24,065,765
        $14.31               $4.44                $1.00
        $15.07               $4.67                $1.00
     $ 28,438,986              --                  --
        1,982,657              --                  --
        $14.34                 --                  --
     $    349,025              --                  --
           24,389              --                  --
        $14.31                 --                  --

                         FIRST EAGLE SOGEN FUNDS, INC.
                            STATEMENTS OF OPERATIONS

---------------------------------------------------------------------------------------------
                                                                    First Eagle SoGen
                                                                       Global Fund
                                                            ---------------------------------
                                                             The Period from
                                                            April 1, 2000 to    Year Ended
                                                            October 31, 2000   March 31, 2000
---------------------------------------------------------------------------------------------
Investment Income:
 Income:
  Interest (net of $0, $6,323, $0, $2,893, $0, $0, $0 and
    $0) foreign taxes withheld, respectively).............    $17,752,385       $ 33,155,180
  Dividends (net of $1,245,878, $1,986,009, $652,131,
    $968,635, $4,563, $4,841, $0, and $0 foreign taxes
    withheld, respectively)...............................     23,442,514         43,731,641
                                                              -----------       ------------
    Total income from operations..........................     41,194,899         76,886,821
                                                              -----------       ------------
 Expenses:
  Investment advisory fees (Note 2).......................      7,542,110         14,567,013
  Distribution fees -- Class A (Note 3)...................      2,481,169          4,708,813
  Shareholder servicing agent fees........................      1,695,713          3,002,850
  Custodian fees..........................................        918,084          1,684,909
  Printing................................................        210,025            393,440
  Audit fees..............................................        164,000            154,425
  Registration and filing fees............................         40,000           --
  Legal fees..............................................        303,000            660,946
  Directors' fees.........................................         92,000             68,165
  Miscellaneous...........................................         67,657            254,103
                                                              -----------       ------------
    Total expenses from operations........................     13,513,758         25,494,664
                                                              -----------       ------------
 Expense reductions due to earnings credits (Note 1)......        (60,367)          (114,376)
 Expense reimbursements (Note 2)..........................       --                 --
                                                              -----------       ------------
    Net expenses from operations..........................     13,453,391         25,380,288
                                                              -----------       ------------
 Net investment income (Note 1)...........................     27,741,508         51,506,533
                                                              -----------       ------------
Realized and Unrealized Gains (Losses) on Investments and
 Foreign Currency Related Transactions (Notes 1 and 6):
 Net realized gains (losses) from:
  Investment transactions.................................     41,740,064        202,949,220
  Foreign currency related transactions...................     21,205,779          9,403,722
                                                              -----------       ------------
                                                               62,945,843        212,352,942
                                                              -----------       ------------
 Change in unrealized appreciation (depreciation) of:
  Investments.............................................    (62,270,832)       133,227,221
  Foreign currency related transactions...................       (472,992)        (3,287,010)
                                                              -----------       ------------
                                                              (62,743,824)       129,940,211
                                                              -----------       ------------
 Net gain (loss) on investments and foreign currency
  related transactions....................................        202,019        342,293,153
                                                              -----------       ------------
Net Increase (Decrease) in Net Assets Resulting from
 Operations...............................................    $27,943,527       $393,799,686
                                                              -----------       ------------
                                                              -----------       ------------

---------

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------
            First Eagle SoGen                   First Eagle SoGen                   First Eagle SoGen
              Overseas Fund                         Gold Fund                          Money Fund
 ------------------------------------   ---------------------------------   ---------------------------------
    The Period from                     The Period from                     The Period from
    April 1, 2000 to    Year Ended      April 1, 2000 to    Year Ended      April 1, 2000 to    Year Ended
    October 31, 2000   March 31, 2000   October 31, 2000   March 31, 2000   October 31, 2000   March 31, 2000
-------------------------------------------------------------------------------------------------------------
      $  1,461,229      $  3,919,213      $      8,090      $     12,147      $  1,026,717         2,047,477
         7,971,086        12,671,037           382,316           699,756          --                --
      ------------      ------------      ------------      ------------      ------------      ------------
         9,432,315        16,590,250           390,406           711,903         1,026,717         2,047,477
      ------------      ------------      ------------      ------------      ------------      ------------
         1,955,560         3,619,450            53,715           121,470            63,306           152,511
           610,573         1,176,658            17,385            40,475          --                --
           418,633           677,878            41,894            74,218            62,572            71,271
           356,720           630,870            11,815            35,773            27,675            48,146
            66,474            99,374             3,009             4,000             1,700             1,700
            77,809            70,256            41,000            41,000            17,889            10,000
            43,037            35,027             8,382            16,491            11,137            16,798
            44,677            68,559             2,752             5,314             3,183               776
            18,187            20,299               673             1,000             2,429               600
            23,105            76,469             3,700            10,157             6,339             2,515
      ------------      ------------      ------------      ------------      ------------      ------------
         3,614,775         6,474,840           184,325           349,898           196,230           304,317
      ------------      ------------      ------------      ------------      ------------      ------------
            (6,706)          (19,213)           (2,002)           (2,225)             (454)           (2,746)
          --                --                --                --                 (77,077)          (17,206)
      ------------      ------------      ------------      ------------      ------------      ------------
         3,608,069         6,455,627           182,323           347,673           118,699           284,365
      ------------      ------------      ------------      ------------      ------------      ------------
         5,824,246        10,134,623           208,083           364,230           908,018         1,763,112
      ------------      ------------      ------------      ------------      ------------      ------------
        14,737,827        66,098,123        (2,345,512        (4,234,750)         --                --
         8,379,265         2,668,066            (3,671)           (3,906)         --                --
      ------------      ------------      ------------      ------------      ------------      ------------
        23,117,092        68,766,189        (2,349,183)       (4,238,656)         --                --
      ------------      ------------      ------------      ------------      ------------      ------------
       (34,182,857        64,361,599           413,266         3,779,945          --                --
         2,061,854        (1,476,484)              782             1,090          --                --
      ------------      ------------      ------------      ------------      ------------      ------------
       (32,121,003)       62,885,115           414,048         3,781,035          --                --
      ------------      ------------      ------------      ------------      ------------      ------------
        (9,003,911)      131,651,304        (1,935,135)         (457,621)         --                --
      ------------      ------------      ------------      ------------      ------------      ------------
      $ (3,179,665)     $141,785,927      $ (1,727,052)     $    (93,391)     $    908,018      $  1,763,112
      ------------      ------------      ------------      ------------      ------------      ------------
      ------------      ------------      ------------      ------------      ------------      ------------

                         FIRST EAGLE SOGEN FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------
                                                                       First Eagle SoGen
                                                                          Global Fund
                                                      ----------------------------------------------------
                                                      The Period from          Year Ended March 31,
                                                      April 1, 2000 to   ---------------------------------
                                                      October 31, 2000        2000             1999
----------------------------------------------------------------------------------------------------------

Operations:
 Net investment income..............................   $   27,741,508    $   51,506,533    $   84,953,114
 Net realized gain (loss) from investments and
  foreign currency related transactions.............       62,945,843       212,352,942       154,530,025
 (Decrease) Increase in unrealized appreciation
  (depreciation) of investments and foreign currency
  related transactions..............................      (62,743,824)      129,940,211      (551,941,439)
                                                       --------------    --------------    --------------
  Net increase (decrease) in net assets resulting
    from operations.................................       27,943,527       393,799,686      (312,458,300)
                                                       --------------    --------------    --------------
Distributions to Shareholders:
 Dividends paid from net investment income..........        --              (75,711,375)     (110,081,179)
 Distributions paid from net realized gains from
  investment transactions...........................        --             (122,354,661)     (202,559,669)
                                                       --------------    --------------    --------------
  Decrease in net assets resulting from
    distributions...................................        --             (198,066,036)     (312,640,848)
                                                       --------------    --------------    --------------
Fund Share Transactions (Note 5):
 Net proceeds from shares sold......................      135,696,998       186,563,394       236,922,214
 Net asset value of shares issued for reinvested
  dividends and distributions.......................        --              187,409,473       298,148,526
 Cost of shares redeemed............................     (340,436,991)     (838,465,578)   (1,870,638,096)
                                                       --------------    --------------    --------------
  (Decrease) Increase in net assets from Fund share
    transactions....................................     (204,739,993)     (464,492,711)   (1,335,567,356)
                                                       --------------    --------------    --------------
  Net (decrease) increase in net assets.............     (176,796,466)     (268,759,061)   (1,960,666,504)
Net Assets (Note 1):
 Beginning of period................................    1,806,028,673     2,074,787,734     4,035,454,238
                                                       --------------    --------------    --------------
 End of period (including undistributed
  (overdistributed) net investment income of
  $56,893,079, $4,914,159, $17,144,763, $16,725,746,
  $4,497,430, $(4,831,658), $427,595, $223,185,
  $236,382, $0, $0 and $0, respectively.)...........   $1,629,232,207    $1,806,028,673    $2,074,787,734
                                                       --------------    --------------    --------------
                                                       --------------    --------------    --------------

     -------------------------------------------------------
                        First Eagle SoGen
                          Overseas Fund
     -------------------------------------------------------
     The Period from             Year Ended March 31,
     April 1, 2000 to      ---------------------------------
     October 31, 2000           2000              1999
     -------------------------------------------------------

        $  5,824,246         $ 10,134,623      $ 16,349,806
          23,117,092           68,766,189        36,094,404
         (32,121,003)          62,885,115      (119,285,337)
        ------------         ------------      ------------
          (3,179,665)         141,785,927       (66,841,127)
        ------------         ------------      ------------
           --                  (5,795,262)      (36,599,856)
           --                 (20,928,842)      (47,483,829)
        ------------         ------------      ------------
           --                 (26,724,104)      (84,083,685)
        ------------         ------------      ------------
         145,135,796          299,315,210       206,369,491
           --                  25,664,683        80,886,809
        (199,737,019)        (419,030,776)     (687,431,699)
        ------------         ------------      ------------
         (54,601,223)         (94,050,883)     (400,175,399)
        ------------         ------------      ------------
         (57,780,888)          21,010,940      (551,100,211)
         477,014,363          456,003,423     1,007,103,634
        ------------         ------------      ------------
        $419,233,475         $477,014,363      $456,003,423
        ------------         ------------      ------------
        ------------         ------------      ------------

                         FIRST EAGLE SOGEN FUNDS, INC.
               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)

---------------------------------------------------------------------------------------------------------
                                                                          First Eagle SoGen
                                                                              Gold Fund
                                                             --------------------------------------------
                                                             The Period from      Year Ended March 31,
                                                             April 1, 2000 to   -------------------------
                                                             October 31, 2000      2000          1999
---------------------------------------------------------------------------------------------------------

Operations:
 Net investment income.....................................     $  208,083      $   364,230   $   540,501
 Net realized gain (loss) from investments and foreign
  currency related transactions............................     (2,349,183)      (4,238,656)  (11,673,931)
 (Decrease) Increase in unrealized appreciation
  (depreciation) of investments and foreign currency
  related transactions.....................................        414,048        3,781,035     3,980,773
                                                                ----------      -----------   -----------
  Net increase (decrease) in net assets resulting from
    operations.............................................     (1,727,052)         (93,391)   (7,152,657)
                                                                ----------      -----------   -----------
Distributions to Shareholders:
 Dividends paid from net investment income.................       --               (410,071)     (721,767)
 Distributions paid from net realized gains from investment
  transactions.............................................       --                --            --
                                                                ----------      -----------   -----------
  Decrease in net assets resulting from distributions......       --               (410,071)     (721,767)
                                                                ----------      -----------   -----------
Fund Share Transactions (Note 5):
 Net proceeds from shares sold.............................      5,962,725        5,142,915    18,994,383
 Net asset value of shares issued for reinvested dividends
  and distributions........................................       --                391,556       676,938
 Cost of shares redeemed...................................     (7,485,676)     (10,214,073)  (25,110,669)
                                                                ----------      -----------   -----------
  (Decrease) Increase in net assets from Fund share
    transactions...........................................     (1,522,951)      (4,679,602)   (5,439,348)
                                                                ----------      -----------   -----------
  Net (decrease) increase in net assets....................     (3,250,003)      (5,183,064)  (13,313,772)
Net Assets (Note 1):
 Beginning of period.......................................     12,998,414       18,181,478    31,495,250
                                                                ----------      -----------   -----------
 End of period (including undistributed (overdistributed)
  net investment income of $56,893,079, $4,914,159,
  $17,144,763, $16,725,746, $4,497,430, $(4,831,658),
  $427,595, $223,185, $236,382, $0, $0 and $0,
  respectively.)...........................................     $9,748,411      $12,998,414   $18,181,478
                                                                ----------      -----------   -----------
                                                                ----------      -----------   -----------

     -----------------------------------------------
                    First Eagle Sogen
                       Money Fund
     -----------------------------------------------
     The Period from        Year Ended March 31,
     April 1, 2000 to   ----------------------------
     October 31, 2000       2000            1999
     -----------------------------------------------

       $   908,018      $   1,763,112   $  1,400,222
          --                 --              --
          --                 --              --
       -----------      -------------   ------------
           908,018          1,763,112      1,400,222
       -----------      -------------   ------------
          (908,018)        (1,763,112)    (1,400,222)
          --                 --              --
       -----------      -------------   ------------
          (908,018)        (1,763,112)    (1,400,222)
       -----------      -------------   ------------
        75,648,262        111,524,995    120,259,724
           691,441          1,588,454      1,222,356
       (82,885,171)      (127,080,207)   (95,946,703)
       -----------      -------------   ------------
        (6,545,468)       (13,966,758)    25,535,377
       -----------      -------------   ------------
        (6,545,468)       (13,966,758)    25,535,377
        30,611,233         44,577,991     19,042,614
       -----------      -------------   ------------
       $24,065,765      $  30,611,233   $ 44,577,991
       -----------      -------------   ------------
       -----------      -------------   ------------

                         FIRST EAGLE SOGEN FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS

Note 1 -- Significant Accounting Policies

First Eagle SoGen Funds, Inc. (the 'Company'), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company consists of four separate portfolios, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle SoGen Gold Fund, and First Eagle SoGen Money Fund (each individually a 'Fund' or collectively the 'Funds'). The Company, formerly SoGen Funds, Inc., changed its name to First Eagle SoGen Funds, Inc. effective December 31, 1999. Effective May 23, 2000, the Funds' fiscal year end changed from March 31 to October 31 of each year.

The following is a summary of significant accounting policies adhered to by the
Funds:

(a) Security valuation -- In the case of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund, portfolio securities are valued based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. In the case of First Eagle SoGen Money Fund, portfolio securities are valued at their amortized cost, which approximates market value, subject to guidelines and procedures established by the Board of Directors in accordance with applicable SEC regulations. Securities for which current market quotations are not readily available and any restricted securities are valued at fair value as determined in good faith by the Board of Directors.

(b) Security transactions and income -- Security transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund amortizes discounts on debt obligations; however, premiums are not amortized.

(c) Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are allocated to each Fund in proportion to its relative net assets. Earnings credits

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

reduce custodian fees and shareholder servicing agent fees by the amount of interest earned on balances with such service providers.

(d) Foreign currency translation (First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund) -- The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

(e) Forward currency contracts (First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund) -- In connection with portfolio purchases and sales of securities denominated in foreign currencies, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

(f) United States income taxes -- No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund declare and pay such income, dividends and capital gains distributions on an annual basis. First Eagle SoGen Money Fund declares daily dividends, equivalent to net investment income, which are paid on a monthly basis.

(g) Reclassification of capital accounts -- On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus accounting principles generally accepted in the United States of America, a reclassification has been made to increase (decrease) undistributed net investment income, undistributed net realized gains (losses) on investments and capital surplus for First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund as follows:

                       Undistributed Net     Undistributed Net Realized     Capital
                       Investment Income   Gains (Losses) on Investments    Surplus
                       -----------------   -----------------------------    -------
First Eagle SoGen
 Global Fund.........     $24,237,412               $(24,583,769)           $346,357
First Eagle SoGen
 Overseas............       6,404,070                 (6,414,381)             10,311
First Eagle SoGen
 Gold Fund...........          (3,671)                     3,671               --

(h) Use of estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

Note 2 -- Investment Advisory Agreements and Transactions with Related Persons

Arnhold and S. Bleichroeder Advisers, Inc. (the 'Adviser'), a wholly owned subsidiary of Arnhold and S. Bleichroeder, Inc. ('A&SB'), manages the Fund. For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the 'Advisory Agreement') an annual advisory fee as follows: First Eagle SoGen Global Fund at a rate of 1% of the first $25,000,000 and 0.75% in excess of $25,000,000, First Eagle SoGen Overseas Fund at 0.75%, First Eagle SoGen Gold Fund at 0.75% and First Eagle SoGen Money Fund at 0.40%. A&SB has agreed to waive its advisory fee and, if necessary, reimburse First Eagle SoGen Money Fund through December 31, 2000 to the extent that First Eagle SoGen Money Fund's aggregate expenses exceed 0.75%. For the period from April 1, 2000 to October 31, 2000, the Adviser waived its fees, in its entirety, in the amount of $63,306 for First Eagle SoGen Money Fund. Expense reimbursements are accrued daily and paid yearly. On December 22, 1999, the shareholders and on October 22, 1999, the Board of Directors approved the Advisory Agreement between the Fund and the Adviser effective December 31, 1999. The Advisory Agreement is substantially the same as the prior investment advisory agreement with Societe Generale Asset Management Corp ('SGAM Corp.'), except that each Fund now pays accrued advisory fees on a monthly basis, rather than a quarterly basis.

For the period from April 1, 2000 to October 31, 2000, A&SB, the principal underwriter, realized $35,192, $13,044 and $4,220 after reallowance to others, pertaining to the sale of shares of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund, respectively. For the period from April 1, 2000 to October 31, 2000, A&SB received $15,893, $4,667 and $1,250 in broker's commissions for portfolio transactions executed on behalf of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund, respectively.

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

Note 3 -- Plans of Distribution (First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund)

Under the terms of the Distribution Plans and Agreements ('the Plans') with A&SB, pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund pay A&SB quarterly, a distribution fee at an annual rate of up to 0.25% of each Fund's average daily net assets. Under the Plan, A&SB is obligated to use the amounts received under the Plans for payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors. The Plans are substantially the same as the prior distribution plans and agreements with SGAM Corp.

A&SB bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the period from April 1, 2000 to October 31, 2000 the distribution fees paid or payable by First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund were $2,481,169, $610,573 and $17,385 respectively.

Note 4 -- Purchases and Sales of Securities

During the period from April 1, 2000 to October 31, 2000 and the year ended March 31, 2000 the aggregate cost of purchases of investments, excluding U.S. Government obligations and short-term securities, totaled $195,400,643, $287,422,015 $74,871,779, $123,272,077, $1,440,956 and $2,526,785 and proceeds from sales of investments, excluding U.S. Government obligations and short-term securities, totaled $331,611,878, $927,267,919, $112,073,521, $238,747,235,
$2,671,377 and $7,372,765 for First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund, respectively.

                         FIRST EAGLE SOGEN FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

Note 5 -- Capital Stock

Transactions in shares of capital stock were as follows:

------------------------------------------------------------------------------------------------------------------------
                                                 Period from April 1, 2000 to October 31, 2000
                       -------------------------------------------------------------------------------------------------
                              First Eagle SoGen                   First Eagle SoGen
                                 Global Fund                        Overseas Fund              First Eagle  First Eagle
                       --------------------------------   ----------------------------------     SoGen         SoGen
                         Class A     Class I    Class C     Class A      Class I     Class C   Gold Fund     Money Fund
-------------------------------------------------------------------------------------------------------------------------
Shares sold..........    5,024,228    365,391   29,677      8,770,016    1,454,012   24,409    1,188,290      75,648,262
Shares issued for
 reinvested dividends
 and distributions...      --           --        --          --            --         --         --             691,441
Shares redeemed......  (13,083,833)  (472,638)    (224)   (12,733,750)  (1,320,271)     (20)   (1,510,309)   (82,885,171)
                       -----------   --------   ------    -----------   ----------   ------    ----------   ------------
Net (decrease)
 increase............   (8,059,607)  (107,247)  29,453     (3,963,734)     133,741   24,389     (322,019)     (6,545,468)
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                           Year Ended March 31, 2000
                                 -----------------------------------------------------------------------------
                                   First Eagle SoGen         First Eagle SoGen         First
                                      Global Fund              Overseas Fund           Eagle      First Eagle
                                 ----------------------   ------------------------     SoGen         SoGen
                                   Class A     Class I      Class A      Class I     Gold Fund     Money Fund
--------------------------------------------------------------------------------------------------------------
Shares sold....................    7,117,410    372,281    18,942,904    3,050,725     859,456     111,524,995
Shares issued for reinvested
 dividends and distributions...    7,774,853     59,968     1,847,342       53,682      67,041       1,588,454
Shares redeemed................  (33,542,534)  (288,812)  (29,422,421)  (1,503,606)  (1,754,133)  (127,080,207)
                                 -----------   --------   -----------   ----------   ----------   ------------
Net (decrease) increase........  (18,650,271)   143,437    (8,632,175)   1,600,801    (827,636)    (13,966,758)

--------------------------------------------------------------------------------------------------------------
                                                           Year Ended March 31, 1999
                                 -----------------------------------------------------------------------------
                                   First Eagle SoGen         First Eagle SoGen
                                      Global Fund              Overseas Fund        First Eagle   First Eagle
                                 ----------------------   ------------------------     SoGen         SoGen
                                   Class A     Class I      Class A      Class I     Gold Fund     Money Fund
--------------------------------------------------------------------------------------------------------------
Shares sold....................    8,905,772    612,688    15,769,843    1,561,690   3,021,250     120,259,724
Shares issued for reinvested
 dividends and distributions...   12,331,204     10,427     6,673,184       26,406     121,893       1,222,356
Shares redeemed................  (78,320,991)  (110,214)  (57,045,845)  (1,339,981)  (4,107,084)   (95,946,703)
                                 -----------   --------   -----------   ----------   ----------   ------------
Net increase (decrease)........  (57,084,015)   512,901   (34,602,818)     248,115    (963,941)     25,535,377
---------------------------------------------------------------------------------------------------------------

Note 6 -- Commitments

As of October 31, 2000, First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund and First Eagle SoGen Gold Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation (depreciation) of $7,775,555, $4,091,838 and $(97), respectively.

                         FIRST EAGLE SOGEN GLOBAL FUND

TRANSACTION HEDGES:
Foreign Currency Purchases

------------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency           U.S. $ Value at     U.S. $ To Be
 Through               To Be Received            October 31, 2000     Delivered
------------------------------------------------------------------------------------
 11/06/00       96,450,339   Japanese Yen          $    883,730       $    886,161
 11/07/00          536,465   South African Rand          71,008             71,055
                                                   ------------       ------------
                                                        954,738            957,216
                                                   ------------       ------------
Foreign Currency Sales
------------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency            U.S. $ To Be      U.S. $ Value at
 Through              To Be Delivered               Received        October 31, 2000
---------------------------------------------------------------------------------
 11/01/00          120,594   New Zealand Dollar          48,370             48,027
 11/06/00       41,857,237   Japanese Yen               384,614            383,519
                                                   ------------       ------------
                                                        432,984            431,546
                                                   ------------       ------------
PORTFOLIO HEDGES:
Foreign Currency Purchases
------------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency           U.S. $ Value at     U.S. $ To Be
 Through               To Be Received            October 31, 2000     Delivered
------------------------------------------------------------------------------------
  1/10/01          290,000   Australian Dollar          151,365            156,215
  1/17/01          214,000   Swiss Franc                119,858            122,785
 10/05/01       32,835,000   New Zealand Dollar      13,063,406         16,641,884
                                                   ------------       ------------
                                                     13,334,629         16,920,884
                                                   ------------       ------------
Foreign Currency Sales
------------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency            U.S. $ To Be      U.S. $ Value at
 Through              To Be Delivered               Received        October 31, 2000
------------------------------------------------------------------------------------
  1/10/01        3,246,000   Australian Dollar        1,947,450          1,691,334
  1/17/01       35,060,000   Swiss Franc             20,397,955         19,636,506
  1/24/01    6,230,088,000   Japanese Yen            59,142,557         57,905,494
  1/24/01    6,045,416,000   Japanese Yen            56,674,713         55,525,164
  2/07/01       50,501,300   Euro                    46,833,692         42,873,729
  5/14/01        3,677,700   Euro                     3,636,598          3,468,985
 10/05/01       46,808,000   New Zealand Dollar      22,453,660         18,622,563
                                                   ------------       ------------
                                                    211,086,625        199,723,775
                                                   ------------       ------------
                                                   $225,808,976       $218,033,421
                                                   ------------       ------------
                                                   ------------       ------------

----------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2000       October 31, 2000
----------------------------------------
  $   --                 $    (2,431)
      --                         (47)
  -----------            -----------
      --                      (2,478)
  -----------            -----------

----------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2000       October 31, 2000
----------------------------------------
          343               --
        1,095               --
  -----------            -----------
        1,438               --
  -----------            -----------

----------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2000       October 31, 2000
----------------------------------------
      --                      (4,850)
      --                      (2,927)
      --                  (3,578,478)
  -----------            -----------
      --                  (3,586,255)
  -----------            -----------

----------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2000       October 31, 2000
----------------------------------------
      256,116               --
      761,449               --
    1,237,063               --
    1,149,549               --
    3,959,963               --
      167,613               --
    3,831,097               --
  -----------            -----------
   11,362,850               --
  -----------            -----------
  $11,364,288            $(3,588,733)
  -----------            -----------
  -----------            -----------

                        FIRST EAGLE SOGEN OVERSEAS FUND

TRANSACTION HEDGES:
Foreign Currency Purchases

------------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency           U.S. $ Value at     U.S. $ To Be
 Through               To Be Received            October 31, 2000     Delivered
------------------------------------------------------------------------------------
 11/01/00          349,569   Hong Kong Dollar      $     44,823       $     44,820
 11/02/00          135,350   Canadian Dollar             88,947             88,562
 11/02/00          305,329   Euro                       259,209            257,649
 11/02/00           66,462   Pound Sterling              96,410             95,356
 11/03/00        1,128,638   Mexican Peso               118,046            118,106
 11/03/00          416,824   New Zealand Dollar         166,000            166,104
 11/03/00          153,490   Singapore Dollar            87,453             87,473
 11/06/00          206,884   Euro                       175,634            175,853
 11/06/00       62,664,376   Japanese Yen               574,165            575,383
                                                   ------------       ------------
                                                      1,610,687          1,609,306
                                                   ------------       ------------
Foreign Currency Sales
------------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency            U.S. $ To Be      U.S. $ Value at
 Through              To Be Delivered               Received        October 31, 2000
------------------------------------------------------------------------------------
 11/02/00          227,316   Swedish Krona               22,516             22,732
 11/03/00          380,400   New Zealand Dollar         151,932            151,495
 11/06/00       27,070,301   Japanese Yen               248,650            248,033
                                                   ------------       ------------
                                                        423,098            422,260
                                                   ------------       ------------
PORTFOLIO HEDGES:
Foreign Currency Purchases
------------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency           U.S. $ Value at     U.S. $ To Be
 Through               To Be Received            October 31, 2000     Delivered
------------------------------------------------------------------------------------
  1/10/01          170,000   Australian Dollar           88,732             91,057
  1/17/01           52,000   Swiss Franc                 29,124             29,446
 10/05/01       12,583,900   New Zealand Dollar       5,006,505          6,282,859
                                                   ------------       ------------
                                                      5,124,361          6,403,362
                                                   ------------       ------------
Foreign Currency Sales
------------------------------------------------------------------------------------
Settlement
  Dates               Foreign Currency            U.S. $ To Be      U.S. $ Value at
 Through              To Be Delivered               Received        October 31, 2000
------------------------------------------------------------------------------------
  1/10/01        1,157,000   Australian Dollar          702,642            603,896
  1/17/01        8,646,000   Swiss Franc              5,069,105          4,872,568
  1/24/01    4,484,395,000   Japanese Yen            42,571,021         41,668,075
  1/24/01    3,154,700,000   Japanese Yen            29,587,697         28,983,395
  5/14/01        5,816,000   Euro                     5,410,017          5,086,742
  5/14/01       19,521,000   Euro                    18,103,259         16,573,388
 10/05/01       19,427,900   New Zealand Dollar       9,442,332          7,729,389
                                                   ------------       ------------
                                                    110,886,073        105,517,453
                                                   ------------       ------------
                                                   $118,044,219       $113,952,381
                                                   ------------       ------------
                                                   ------------       ------------

----------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2000       October 31, 2000
----------------------------------------
   $        3               --
          385               --
        1,560               --
        1,054               --
      --                 $       (60)
      --                        (104)
      --                         (20)
      --                        (219)
      --                      (1,218)
   ----------            -----------
        3,002                 (1,621)
   ----------            -----------

----------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2000       October 31, 2000
----------------------------------------
      --                        (216)
          437               --
          617               --
   ----------            -----------
        1,054                   (216)
   ----------            -----------

----------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2000       October 31, 2000
----------------------------------------
      --                      (2,325)
      --                        (322)
      --                  (1,276,354)
   ----------            -----------
      --                  (1,279,001)
   ----------            -----------

----------------------------------------
 Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2000       October 31, 2000
----------------------------------------
       98,746               --
      196,537               --
      902,946               --
      604,302               --
      323,275               --
    1,529,871               --
    1,712,943               --
   ----------            -----------
    5,368,620               --
   ----------            -----------
   $5,372,676            $(1,280,838)
   ----------            -----------
   ----------            -----------

                          FIRST EAGLE SOGEN GOLD FUND

TRANSACTION HEDGES:
Foreign Currency Sales

--------------------------------------------------------------------
Settlement
  Dates         Foreign Currency     U.S. $ To Be   U.S. $ Value at
 Through        To Be Delivered      Received       October 31, 2000
--------------------------------------------------------------------
 11/03/00    97,955 Canadian Dollar    $64,275          $64,372
                                       -------          -------
                                       $64,275          $64,372
                                       -------          -------
                                       -------          -------

----------------------------------------
Unrealized             Unrealized
Appreciation at        Depreciation at
October 31, 2000       October 31, 2000
----------------------------------------
       --                    $(97)
      ----                   ----
      $--                    $(97)
      ----                   ----
      ----                   ----

                         FIRST EAGLE SOGEN FUNDS, INC.
                              FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------------
                                                               Period from April 1, 2000 to
                                                                       October 31,
                                       ----------------------------------------------------------------------------
                                                                           2000
                                       ----------------------------------------------------------------------------
                                       Class A             Class I                  Class C'D''D''D'
-------------------------------------------------------------------------------------------------------------------
First Eagle SoGen Global Fund
SELECTED PER SHARE DATA
Net asset value, beginning of
 period..............................  $25.05               $25.07                      $24.97
                                       ------               ------                      ------
Income from investment operations:
 Net investment income...............    0.41                 0.45                        0.11
 Net realized and unrealized gains
   (losses) on investments...........    0.01                 0.01                        0.36
                                       ------               ------                      ------
 Total from investment operations....    0.42                 0.46                        0.47
                                       ------               ------                      ------
Less distributions:
 Dividends from net investment
   income............................    --                  --                            --
 Distributions from capital gains....    --                  --                            --
                                       ------               ------                      ------
 Total distributions.................    --                  --                            --
                                       ------               ------                      ------
   Net asset value, end of period....  $25.47               $25.53                      $25.44
                                       ------               ------                      ------
                                       ------               ------                      ------
TOTAL RETURN'DD'.....................    1.68%#               1.83%#                      1.88%#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
 (millions)..........................  $1,614               $   14                      $    1
Ratio of operating expenses to
 average net assets..................    1.35%*'D'            1.10%*'D'                   1.87%*'D'
Ratio of net investment income to
 average net assets..................    2.78%*'D'            3.04%*'D'                   1.10%*'D'
Portfolio turnover rate..............   11.91%               11.91%                      11.91%

-------------------------------------------------------------------------------------------------------------------
                                                               Period from April 1, 2000 to
                                                                       October 31,
                                       ----------------------------------------------------------------------------
                                                                           2000
                                       ----------------------------------------------------------------------------
                                       Class A             Class I                  Class C'D''D''D'
-------------------------------------------------------------------------------------------------------------------
First Eagle SoGen Overseas Fund
 SELECTED PER SHARE DATA
Net asset value, beginning of
 period..............................  $14.41               $14.43                      $14.14
                                       ------               ------                      ------
Income from investment operations:
 Net investment income...............    0.19                 0.21                        --
 Net realized and unrealized (losses)
   gains on investments..............  (0.29)               (0.30)                        0.17
                                       ------               ------                      ------
 Total from investment operations....  (0.10)               (0.09)                        0.17
                                       ------               ------                      ------
Less distributions:
 Dividends from net investment
   income............................    --                  --                            --
 Distributions from capital gains....    --                  --                            --
                                       ------               ------                      ------
 Total distributions.................    --                  --                            --
                                       ------               ------                      ------
   Net asset value, end of period....  $14.31               $14.34                      $14.31
                                       ------               ------                      ------
                                       ------               ------                      ------
TOTAL RETURN'DD'.....................   (0.69%)#             (0.62%)#                     1.20%#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
 (millions)..........................  $  390               $   28                      $    1
Ratio of operating expenses to
 average net assets..................    1.41%*'D'            1.16%*'D'                   1.95%*'D'
Ratio of net investment income to
 average net assets..................    2.23%*'D'            2.48%*'D'                  (0.05%)*'D'
Portfolio turnover rate..............   17.28%               17.28%                      17.28%

     ---------------------------------------------------------------------------------
                                   Year Ended March 31,
     ---------------------------------------------------------------------------------
           2000                        1999                   1998     1997     1996
     -----------------   ---------------------------------    ------   ------   ------
     Class A   Class I   Class A    Class I'D''D'
     ---------------------------------------------------------------------------------

     $22.90    $22.90    $27.42            $24.59            $26.68   $26.09   $23.20
     ------    ------    ------            ------            ------   ------   ------
       0.66      0.71      0.63              0.30              1.47     0.76     1.06
       4.29      4.31     (2.73)            (1.47)             2.10     1.66     3.37
     ------    ------    ------            ------            ------   ------   ------
       4.95      5.02     (2.10)            (1.17)             3.57     2.42     4.43
     ------    ------    ------            ------            ------   ------   ------
      (1.07)    (1.12)    (0.83)         --                   (1.36)   (1.09)   (0.81)
      (1.73)    (1.73)    (1.59)            (0.52)            (1.47)   (0.74)   (0.73)
     ------    ------    ------            ------            ------   ------   ------
      (2.80)    (2.85)    (2.42)            (0.52)            (2.83)   (1.83)   (1.54)
     ------    ------    ------            ------            ------   ------   ------
     $25.05    $25.07    $22.90            $22.90            $27.42   $26.68   $26.09
     ------    ------    ------            ------            ------   ------   ------
     ------    ------    ------            ------            ------   ------   ------
      22.19%    22.52%    (7.95%)           (4.72%)#          14.35%    9.48%   19.57%
     $1,790    $   16    $2,063            $   12            $4,035   $3,908   $3,033
       1.32%     1.07%     1.23%             1.01%*            1.18%    1.21%    1.25%
       2.68%     2.89%     2.75%             3.04%*            2.80%    3.08%    3.71%
      15.57%    15.57%     9.89%             9.89%            20.63%   12.85%    9.64%

     ---------------------------------------------------------------------------------
                                   Year Ended March 31,
     ---------------------------------------------------------------------------------
           2000                        1999                   1998     1997     1996
     -----------------   ---------------------------------    ------   ------   ------
     Class A   Class I   Class A    Class I'D''D'
     ---------------------------------------------------------------------------------
     $11.36    $11.37    $13.52            $12.31            $13.84   $13.26   $11.65
     ------    ------    ------            ------            ------   ------   ------
       0.28      0.31      0.15              0.41              0.88     0.61     0.48
       3.59      3.59     (0.97)            (1.10)             0.31     0.95     1.74
     ------    ------    ------            ------            ------   ------   ------
       3.87      3.90     (0.82)            (0.69)             1.19     1.56     2.22
     ------    ------    ------            ------            ------   ------   ------
      (0.18)    (0.20)    (0.57)         --                   (0.83)   (0.60)   (0.44)
      (0.64)    (0.64)    (0.77)            (0.25)            (0.68)   (0.38)   (0.17)
     ------    ------    ------            ------            ------   ------   ------
      (0.82)    (0.84)    (1.34)            (0.25)            (1.51)   (0.98)   (0.61)
     ------    ------    ------            ------            ------   ------   ------
     $14.41    $14.43    $11.36            $11.37            $13.52   $13.84   $13.26
     ------    ------    ------            ------            ------   ------   ------
     ------    ------    ------            ------            ------   ------   ------
      34.46%    34.76%    (6.46%)           (5.53%)#          10.00%   12.16%   19.47%
     $  450    $   27    $  453            $    3            $1,007   $  953   $  647
       1.34%     1.15%     1.29%             1.03%*            1.22%    1.27%    1.37%
       2.10%     2.14%     2.22%             1.97%*            2.20%    2.28%    3.31%
      26.62%    26.62%     9.31%             9.31%            22.13%   15.18%    9.46%

                         FIRST EAGLE SOGEN FUNDS, INC.
                              FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------
                          Period from
                        April 1, 2000 to
                          October 31,                 Year Ended March 31,
                        ----------------   ------------------------------------------
                           2000             2000     1999     1998     1997     1996
-------------------------------------------------------------------------------------

First Eagle SoGen Gold Fund
SELECTED PER SHARE DATA
Net asset value,
 beginning of period...     $  5.17        $ 5.44   $ 7.31   $10.60   $12.25   $11.28
                            -------        ------   ------   ------   ------   ------
Income from investment
 operations:
 Net investment
   income..............        0.09          0.15     0.16     0.13     0.26     0.24
 Net realized and
   unrealized (losses)
   gains on
   investments.........       (0.82)        (0.27)   (1.82)   (3.03)   (1.75)    1.35
                            -------        ------   ------   ------   ------   ------
Total from investment
 operations............       (0.73)        (0.12)   (1.66)   (2.90)   (1.49)    1.59
                            -------        ------   ------   ------   ------   ------
Less distributions:
 Dividends from net
   investment income...     --              (0.15)   (0.21)   (0.39)   (0.14)   (0.35)
 Distributions from
   capital gains.......     --               --       --       --      (0.02)   (0.27)
                            -------        ------   ------   ------   ------   ------
 Total distributions...     --              (0.15)   (0.21)   (0.39)   (0.16)   (0.62)
                            -------        ------   ------   ------   ------   ------
   Net asset value, end
    of period..........     $  4.44        $ 5.17   $ 5.44   $ 7.31   $10.60   $12.25
                            -------        ------   ------   ------   ------   ------
                            -------        ------   ------   ------   ------   ------

TOTAL RETURN'DD'.......      (14.12%)#      (2.52%) (22.77%) (27.23%) (12.21%)  14.81%
RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of
 period (millions).....     $    10        $   13   $   18   $   31   $   53   $   63
Ratio of operating
 expenses to average
 net assets............        2.56%*'D'     2.15%    1.62%    1.55%    1.45%    1.41%
Ratio of net investment
 income to average net
 assets................        2.92%*'D'     2.25%    2.01%    1.47%    1.20%    1.29%
Portfolio turnover
 rate..................       11.66%        15.70%   37.73%   11.20%   16.83%   22.40%

                         FIRST EAGLE SOGEN FUNDS, INC.
                      FINANCIAL HIGHLIGHTS -- (continued)

----------------------------------------------------------------------------------------------------------------------
                                   Period from
                                 April 1, 2000 to
                                   October 31,                                Year Ended March 31,
                                 ----------------          -----------------------------------------------------------
                                    2000                   2000              1999              1998              1997
----------------------------------------------------------------------------------------------------------------------
First Eagle SoGen Money
Fund
SELECTED PER SHARE DATA
 Net asset value,
   beginning of
   period..............               $1.00                $1.00             $1.00             $1.00             $1.00
                                      -----                -----             -----             -----             -----
Income from investment
 operations:
 Net investment
   income..............                0.03                 0.05              0.05              0.05              0.05
 Net realized and
   unrealized gains on
   investments.........              --                     --                --                --                --
                                      -----                -----             -----             -----             -----
 Total from investment
   operations..........                0.03                 0.05              0.05              0.05              0.05
                                      -----                -----             -----             -----             -----

Less distributions:
 Dividends from net
   investment income...               (0.03)               (0.05)            (0.05)            (0.05)            (0.05)
 Distributions from
   capital gains.......              --                     --                --                --                --
                                      -----                -----             -----             -----             -----
 Total distributions...               (0.03)               (0.05)            (0.05)            (0.05)            (0.05)
                                      -----                -----             -----             -----             -----
   Net asset value, end
    of period..........               $1.00                $1.00             $1.00             $1.00             $1.00
                                      -----                -----             -----             -----             -----
                                      -----                -----             -----             -----             -----

TOTAL RETURN...........                3.39%#               4.74%             4.73%             4.97%             4.61%
RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of
 period (millions).....               $  24                $  31             $  45             $  19             $  13
Ratio of operating
 expenses to average
 net assets............                0.75%*'D'            0.75%             0.69%             0.75%             0.75%
Ratio of net investment
 income to average
 net assets............                5.78%*'D'            4.64%             4.60%             4.92%             4.63%

                         -----
                         1996
First Eagle SoGen Money
Fund
SELECTED PER SHARE DATA
 Net asset value,
   beginning of
   period..............  $1.00
                         -----
Income from investment
 operations:
 Net investment
   income..............   0.05
 Net realized and
   unrealized gains on
   investments.........   --
                         -----
 Total from investment
   operations..........   0.05
                         -----
Less distributions:
 Dividends from net
   investment income...  (0.05)
 Distributions from
   capital gains.......   --
                         -----
 Total distributions...  (0.05)
                         -----
   Net asset value, end
    of period..........  $1.00
                         -----
                         -----
TOTAL RETURN...........   5.03%
RATIOS AND SUPPLEMENTAL
 DATA
Net assets, end of
 period (millions).....  $   8
Ratio of operating
 expenses to average
 net assets............   0.75%
Ratio of net investment
 income to average
 net assets............   4.98%

---------

'D''D'    July 31, 1998 inception date for Class I shares.

'D''D''D' June 5, 2000 inception date for Class C shares.

 *        Annualized

 #        Not annualized.

 'DD' Does not give effect to the deduction of the sales load.

 'D' The ratio of operating expenses to average net assets without the effect of earnings credits and in the case of First Eagle SoGen Money Fund, without the effect of earnings credits, investment advisory fee waivers and expense reimbursement are as follows:

                         FIRST EAGLE SOGEN FUNDS, INC.
                      FINANCIAL HIGHLIGHTS -- (continued)

--------------------------------------------------------------------------------
                                                  Period from April 1, 2000 to
                                                          October 31,
                                                 ------------------------------
                                                              2000
                                                 ------------------------------
                                                 Class A*   Class I*   Class C* 'D''D''D'
--------------------------------------------------------------------------------

First Eagle SoGen Global Fund..................    1.36%      1.11%      1.85%
First Eagle SoGen Overseas Fund................    1.41%      1.16%      1.94%
First Eagle SoGen Gold Fund....................    2.59%     N/A        N/A
First Eagle SoGen Money Fund...................    1.25%     N/A        N/A

   The ratio of net investment income to average net assets without the effect of earnings credits, and in the case of First Eagle SoGen Money Fund, without the effect of earnings credits, investment advisory fee waivers and expense reimbursements are as follows:

-------------------------------------------------------------------------------
                                                  Period from April 1, 2000 to
                                                          October 31,
                                                 ------------------------------
                                                              2000
                                                 ------------------------------
                                                 Class A*   Class I*   Class C* 'D''D''D'
--------------------------------------------------------------------------------

First Eagle SoGen Global Fund..................    2.78%      3.03%       1.11%
First Eagle SoGen Overseas Fund................    2.23%      2.48%     (0.06)%
First Eagle SoGen Gold Fund....................    2.89%     N/A         N/A
First Eagle SoGen Money Fund...................    5.29%     N/A         N/A

     ----------------------------------------------------------------------------------------------
                                          Year Ended March 31,
     ----------------------------------------------------------------------------------------------
           2000                1999
     -----------------   -----------------
     Class A   Class I   Class A   Class I 'D''D'                        1998      1997      1996
     ----------------------------------------------------------------------------------------------

      1.32%     1.07%     1.24%     1.63%                                1.19%     1.21%     1.25%
      1.34%     1.15%     1.29%     1.21%                                1.22%     1.27%     1.38%
      2.16%     N/A       1.64%     N/A                                  1.56%     1.46%     1.43%
      0.80%     N/A       0.69%     N/A                                  1.01%     1.14%     0.97%

     ----------------------------------------------------------------------------------------------
                                          Year Ended March 31,
     ----------------------------------------------------------------------------------------------
           2000                1999
     -----------------   -----------------
     Class A   Class I   Class A   Class I 'D''D'                       1998      1997      1996
     ----------------------------------------------------------------------------------------------

      2.66%     2.87%     2.74%     2.42%                                2.80%     3.08%     3.71%
      2.10%     2.14%     2.22%     1.79%                                2.20%     2.27%     3.30%
      2.24%      N/A      1.99%     N/A                                  1.46%     1.19%     1.26%
      4.59%      N/A      4.60%     N/A                                  4.66%     4.26%     4.76%

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
FIRST EAGLE SOGEN FUNDS, INC.:

We have audited the accompanying statements of assets and liabilities of First Eagle SoGen Funds, Inc. consisting of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle SoGen Gold Fund, and First Eagle SoGen Money Fund, including the schedules of investments, as of October 31, 2000, and the related statements of operations for the period from April 1, 2000 to October 31, 2000 and the year ended March 31, 2000, the statements of changes in net assets for the period from April 1, 2000 to October 31, 2000 and the two years ended March 31, 2000, and the financial highlights for the period from April 1, 2000 to October 31, 2000 and for each of the years ended in the five year period ended March 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with custodians and brokers. As to securities purchased and sold but not yet received or delivered we performed alternative auditing procedure. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the First Eagle SoGen Funds, Inc., consisting of First Eagle SoGen Global Fund, First Eagle SoGen Overseas Fund, First Eagle SoGen Gold Fund, and First Eagle SoGen Money Fund, as of October 31, 2000, the results of their operations for the period from April 1, 2000 to October 31, 2000 and the year ended March 31, 2000, the changes in their net assets for the period from April 1, 2000 to October 31, 2000 and for the two years ended March 31, 2000 and their financial highlights for the period from April 1, 2000 to October 31, 2000 and for each of the years ended in the five year period ended March 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
New York, New York
December 19, 2000

                         First Eagle SoGen Funds, Inc.
                          1345 Avenue of the Americas
                             New York, N.Y. 10105

DIRECTORS AND OFFICERS

Directors
John P. Arnhold
Candace K. Beinecke
Edwin J. Ehrlich
Robert J. Gellert
James E. Jordan
William M. Kelly
Donald G. McCouch
Fred J. Meyer
Dominique Raillard
Nathan Snyder
Stanford S. Warshawsky

Officers
Stanford S. Warshawsky
Chairman of the Board

John P. Arnhold
Co-President

Jean-Marie Eveillard
Co-President

Charles de Vaulx
Senior Vice President

Robert Bruno
Vice President,
Secretary & Treasurer

Tracy LaPointe Saltwick
Vice President &
Compliance Officer

Edwin Olsen
Vice President

Elizabeth Tobin
Vice President

Andrew DeCurtis
Vice President

Cari Levine
Assistant Treasurer

Stefanie Spritzler
Assistant Treasurer

Suzan J. Afifi
Assistant Secretary

Investment Adviser
Arnhold and S. Bleichroeder
  Advisers, Inc.
1345 Avenue of the Americas
New York, N.Y. 10105

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, N.Y. 10022

Custodian
The Bank of New York
48 Wall Street
New York, N.Y. 10005

Shareholder Servicing Agent
DST Systems, Inc.
330 West 9th Street
Kansas City, MO 64105
(800) 334-2143

Underwriter
Arnhold and S. Bleichroeder, Inc.
1345 Avenue of the Americas
New York, N.Y. 10105

Independent Auditors
KPMG LLP
757 Third Avenue
New York, N.Y. 10017

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle SoGen Funds, Inc.


                         STATEMENT OF DIFFERENCES
                         ------------------------

The dagger symbol shall be expressed as ................................. 'D'
The double dagger symbol shall be expressed as .......................... 'DD'